SEC. File Nos. 002- 50700

811-02444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 67

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 48

__________________

THE BOND FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:

(213) 486-9200

__________________

COURTNEY R. TAYLOR, Secretary

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

__________________

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

(Counsel for the Registrant)

__________________

Approximate date of proposed public offering:

It is proposed that this filing become effective on March 1, 2014, pursuant to paragraph (b) of Rule 485.

The Bond Fund of America® Prospectus March 1, 2014

Class A	B	C	F-1	F-2	529-A	529-B	529-C
ABNDX	BFABX	BFACX	BFAFX	ABNFX	CFAAX	CFABX	CFACX

529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
CFAEX	CFAFX	RBFAX	RBFBX	RBFCX	RBFEX	RBFFX	RBFGX

Table of contents
Investment objective	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	5
Management	6
Purchase and sale of fund shares	7
Tax information	7
Payments to broker-dealers and other financial intermediaries	7
Investment objective, strategies and risks	8
Management and organization	12
Shareholder information	15
Purchase, exchange and sale of shares	16
How to sell shares	21
Distributions and taxes	24
Choosing a share class	25
Sales charges	25
Sales charge reductions and waivers	28
Rollovers from retirement plans to IRAs	31
Plans of distribution	31
Other compensation to dealers	32
Fund expenses	32
Financial highlights	34

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 28 of the prospectus and on page 62 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.23	0.99	0.99
Other expenses	0.18	0.17	0.22	0.20	0.18	0.28	0.31	0.30
Total annual fund operating expenses	0.61	1.36	1.41	0.64	0.37	0.70	1.49	1.48

	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.50	0.00	1.00	0.74	0.49	0.25	none	none
Other expenses	0.24	0.29	0.18	0.44[2]	0.24	0.16	0.12	0.07
Total annual fund operating expenses	0.93	0.48	1.37	1.37	0.92	0.60	0.31	0.26
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Estimated based on current fees.

The Bond Fund of America / Prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$435	$563	$ 703	$1,109
B	638	831	945	1,429
C	244	446	771	1,691
F-1	65	205	357	798
F-2	38	119	208	468
529-A	464	630	809	1,318
529-B	671	910	1,070	1,667
529-C	270	507	865	1,868
529-E	115	336	573	1,247
529-F-1	69	194	328	710
R-1	139	434	750	1,646
R-2	139	434	750	1,646
R-3	94	293	509	1,131
R-4	61	192	335	750
R-5	32	100	174	393
R-6	27	84	146	331

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$138	$431	$745	$1,429
C	144	446	771	1,691
529-B	171	510	870	1,667
529-C	170	507	865	1,868

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 419% of the average value of its portfolio. The fund’s portfolio turnover was primarily due to the fund investing in securities issued by the U.S. government and its agencies and instrumentalities. These securities typically have lower transaction costs than other types of securities, such as stocks and corporate bonds.

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3 or better or A- or better by Nationally

The Bond Fund of America / Prospectus 2

Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets.

The fund may also invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated Ba1 and BB+ or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

The Bond Fund of America / Prospectus 3

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in pass-through securities — Pass-through securities are debt obligations backed by a pool of assets, such as mortgages. In addition to the risks associated with investing in debt securities generally, pass-through securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which pass-through securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United

The Bond Fund of America / Prospectus 4

States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	5/28/1974	–5.63%	5.58%	3.12%	7.93%
− After taxes on distributions		–6.58	4.32	1.57	N/A
− After taxes on distributions and sale of fund shares		–3.18	3.86	1.82	N/A

The Bond Fund of America / Prospectus 5

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–7.51%	5.27%	2.90%	4.28%
C	3/15/2001	–3.72	5.55	2.69	3.76
F-1	3/15/2001	–2.03	6.37	3.50	4.40
F-2	8/4/2008	–1.75	6.65	N/A	4.16
529-A	2/15/2002	–5.72	5.50	3.06	4.02
529-B	2/15/2002	–7.63	5.15	2.78	3.77
529-C	2/19/2002	–3.78	5.48	2.63	3.53
529-E	3/7/2002	–2.30	6.04	3.16	4.08
529-F-1	9/26/2002	–1.86	6.54	3.63	4.69
R-1	6/11/2002	–2.72	5.57	2.70	3.60
R-2	5/31/2002	–2.70	5.56	2.70	3.56
R-3	6/4/2002	–2.30	6.04	3.16	4.00
R-4	5/20/2002	–1.99	6.37	3.49	4.39
R-5	5/15/2002	–1.70	6.69	3.80	4.72
R-6	5/1/2009	–1.65	N/A	N/A	6.73

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.02%	4.44%	4.55%	N/A
Lipper Core Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.87	6.04	4.11	7.70%
Consumer Price Index	1.50	2.08	2.37	4.04
Class A annualized 30-day yield at December 31, 2013: 1.94% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John H. Smet President and Trustee	25 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Andrew F. Barth Senior Vice President	4 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
The Bond Fund of America / Prospectus 6

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Robert H. Neithart Senior Vice President	5 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
David A. Daigle	3 years	Senior Vice President – Capital Fixed Income Investors, Capital Research Company
David A. Hoag	5 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Thomas H. Høgh	5 years	Senior Vice President – Capital Fixed Income Investors, Capital Research Company
Wesley K.-S. Phoa	3 years	Senior Vice President – Capital Fixed Income Investors, Capital Research Company

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research driven process with input from Capital’s analysts, portfolio managers and economists to define investment themes, and set guidance on a range of macro factors including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

The Bond Fund of America / Prospectus 7

Investment objective, strategies and risks

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in interest rate swaps in order to manage the fund’s sensitivity to interest rates. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other rate changes based on changes in a designated interest rate benchmark such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated Ba1 and BB+ or below are sometimes referred to as “junk bonds.”

The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the

The Bond Fund of America / Prospectus 8

magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in pass-through securities — Pass-through securities are debt obligations backed by a pool of assets, such as mortgages. In addition to the risks associated with investing in debt securities generally, pass-through securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which pass-through securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and

The Bond Fund of America / Prospectus 9

credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of inflation linked securities will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend

The Bond Fund of America / Prospectus 10

on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results are not shown. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

The Bond Fund of America / Prospectus 11

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the period ended June 30, 2013.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

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The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research driven process with input from Capital’s analysts, portfolio managers and economists to define investment themes, and set guidance on a range of macro factors including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
John H. Smet	Investment professional for 32 years in total; 31 years with Capital Research and Management Company or affiliate	25 years	Serves as a fixed-income portfolio manager
Andrew F. Barth	Investment professional for 29 years, all with Capital Research and Management Company or affiliate	4 years	Serves as a fixed-income portfolio manager
Robert H. Neithart	Investment professional for 27 years, all with Capital Research and Management Company or affiliate	5 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
David A. Daigle	Investment professional for 19 years, all with Capital Research and Management Company or affiliate	3 years (plus 15 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
David A. Hoag	Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate	5 years	Serves as a fixed-income portfolio manager
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Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Thomas H. Høgh	Investment professional for 27 years in total; 23 years with Capital Research and Management Company or affiliate	5 years	Serves as a fixed-income portfolio manager
Wesley K.-S. Phoa	Investment professional for 20 years in total; 15 years with Capital Research and Management Company or affiliate	3 years	Serves as a fixed-income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

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Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

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Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to both Class F-1 and F-2 shares and references to Class R shares refer to Class R-1, R-2, R-3, R-4, R-5 and R-6 shares.

Purchase, exchange and sale of shares

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

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Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

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Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase

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additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

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Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged for the corresponding 529 share class without a sales charge. Class B shares may not be exchanged for Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

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How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

•	Shares held for you in your dealer’s name must be sold through the dealer.
•	Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

•	Requests must be signed by the registered shareholder(s).
•	A signature guarantee is required if the redemption is:
—	more than $125,000;
—	made payable to someone other than the registered shareholder(s); or
—	sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.
•	American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.
•	Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.
•	Checks must be made payable to the registered shareholder.
•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses,

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expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	purchases and redemptions of shares having a value of less than $5,000;
•	transactions in Class 529 shares;
•	purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;
•	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;
•	purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining
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the shareholder account is able to identify the transaction as one of these types of transactions; and

•	systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

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Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

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Choosing a share class

The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class;
•	whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);
•	whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and
•	availability of share classes:
—	Class B and 529-B shares may not be purchased or acquired except by exchange from Class B or 529-B shares of another fund in the American Funds family;
—	Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;
—	Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor; and
—	Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

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	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments in Class A shares made by endowments or foundations with $50 million or more in assets;
•	investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and
•	certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized

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to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class 529-E and Class F shares Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the section “Sales charge reductions and waivers” of this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

The Bond Fund of America / Prospectus 27

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM and American Funds College Target Date Series® may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•	trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);
•	solely controlled business accounts; and
•	single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated

The Bond Fund of America / Prospectus 28

holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

The Bond Fund of America / Prospectus 29

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;
•	tax-free returns of excess contributions to IRAs;
•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);
•	for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);
•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and
•	the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):
—	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

The Bond Fund of America / Prospectus 30

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;
•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
•	rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Plans of distribution

The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class 529-A, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
1.00%	Class B, 529-B, C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

The Bond Fund of America / Prospectus 31

Other compensation to dealers

American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s relative redemption rate and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2013, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

Fund expenses

Note that references to Class A, B, C and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund's investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for its provision of administrative services.

The Bond Fund of America / Prospectus 32

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Retail investors Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

Employer-sponsored retirement plan investors The amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

	Payments to affiliated entities	Payments to unaffiliated entities
Class A	0.05% of assets or $12 per participant position[1]	0.05% of assets or $12 per participant position[1]
Class R-1	0.10% of assets	0.10% of assets
Class R-2	0.15% of assets plus $27 per participant position[2] or 0.35% of assets[3]	0.25% of assets
Class R-3	0.10% of assets plus $12 per participant position[2] or 0.19% of assets[3]	0.15% of assets
Class R-4	0.10% of assets	0.10% of assets
Class R-5	0.05% of assets	0.05% of assets
Class R-6	none	none

1 Payment amount depends on the date services commenced.

2 Payment with respect to Recordkeeper Direct program.

3 Payment with respect to PlanPremier program.

The Bond Fund of America / Prospectus 33

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers from Capital Research and Management Company. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
Year ended 12/31/2013	$12.95	$.26	$ (.52)	$ (.26)	$(.29)	$12.40	(1.99)%	$18,895.61%		2.10%
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.90	24,142.60		2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.51	23,654.60		3.23
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.30	25,627.59		3.61
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	27,349.65		4.74
Class B:
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	257	1.36	1.33
Year ended 12/31/2012	12.55	.21	.43	.64	(.24)	12.95	5.10	441	1.35	1.60
Year ended 12/31/2011	12.19	.31	.38	.69	(.33)	12.55	5.70	612	1.36	2.49
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.50	891	1.35	2.88
Year ended 12/31/2009	10.76	.45	1.03	1.48	(.44)	11.80	14.06	1,212	1.40	4.05
(The Financial Highlights table continues on the following page.)
The Bond Fund of America / Prospectus 34

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class C:
Year ended 12/31/2013	$12.95	$.16	$ (.52)	$ (.36)	$(.19)	$12.40	(2.76)%	$1,680	1.41%	1.29%
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.05	2,400	1.39	1.54
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.66	2,520	1.40	2.43
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.45	2,931	1.39	2.81
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.00	3,189	1.44	3.91
Class F-1:
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(2.03)	961.64		2.06
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.88	1,452.61		2.32
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	1,520.63		3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	1,866.62		3.59
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	2,329.65		4.80
Class F-2:
Year ended 12/31/2013	12.95	.29	(.52)	(.23)	(.32)	12.40	(1.75)	467.37		2.36
Year ended 12/31/2012	12.55	.33	.43	.76	(.36)	12.95	6.16	483.35		2.56
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.76	319.36		3.48
Year ended 12/31/2010	11.80	.47	.41	.88	(.49)	12.19	7.55	402.36		3.89
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.19	737.39		4.66
Class 529-A:
Year ended 12/31/2013	12.95	.25	(.52)	(.27)	(.28)	12.40	(2.08)	947.70		2.01
Year ended 12/31/2012	12.55	.29	.43	.72	(.32)	12.95	5.80	1,101.68		2.24
Year ended 12/31/2011	12.19	.39	.38	.77	(.41)	12.55	6.42	981.68		3.13
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.24	898.65		3.53
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.86	758.70		4.67
The Bond Fund of America / Prospectus 35

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class 529-B:
Year ended 12/31/2013	$12.95	$.15	$ (.52)	$ (.37)	$(.18)	$12.40	(2.84)%	$ 23	1.49%	1.21%
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.96	39	1.48	1.47
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.58	54	1.47	2.36
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.39	73	1.45	2.76
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.94	86	1.50	3.89
Class 529-C:
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.83)	388	1.48	1.24
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.97	477	1.46	1.46
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.59	444	1.46	2.35
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.40	428	1.44	2.74
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	370	1.49	3.87
Class 529-E:
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	52.93		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	61.93		1.99
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.14	54.94		2.87
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.93	49.93		3.24
Year ended 12/31/2009	10.76	.49	1.03	1.52	(.48)	11.80	14.52	40.99		4.38
Class 529-F-1:
Year ended 12/31/2013	12.95	.28	(.52)	(.24)	(.31)	12.40	(1.86)	62.48		2.24
Year ended 12/31/2012	12.55	.32	.43	.75	(.35)	12.95	6.04	73.46		2.45
Year ended 12/31/2011	12.19	.42	.38	.80	(.44)	12.55	6.65	59.46		3.36
Year ended 12/31/2010	11.80	.46	.41	.87	(.48)	12.19	7.47	54.44		3.74
Year ended 12/31/2009	10.76	.55	1.03	1.58	(.54)	11.80	15.09	44.49		4.84
(The Financial Highlights table continues on the following page.)
The Bond Fund of America / Prospectus 36

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class R-1:
Year ended 12/31/2013	$12.95	$.17	$ (.52)	$ (.35)	$(.20)	$12.40	(2.72)%	$ 58	1.37%	1.34%
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.08	81	1.36	1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.68	91	1.38	2.45
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.47	99	1.38	2.82
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.02	103	1.43	3.96
Class R-2:
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.70)	636	1.35	1.37
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.09	807	1.36	1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.67	806	1.39	2.43
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.44	832	1.39	2.79
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	795	1.49	3.89
Class R-3:
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	748.92		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	955.92		2.00
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.15	963.94		2.89
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.94	1,053.93		3.26
Year ended 12/31/2009	10.76	.50	1.03	1.53	(.49)	11.80	14.54	1,091.97		4.43
Class R-4:
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	484.60		2.11
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.89	602.60		2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	669.62		3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	768.62		3.57
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.90	788.66		4.75
The Bond Fund of America / Prospectus 37

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class R-5:
Year ended 12/31/2013	$12.95	$.30	$ (.52)	$ (.22)	$(.33)	$12.40	(1.70)%	$ 226.31%		2.41%
Year ended 12/31/2012	12.55	.34	.43	.77	(.37)	12.95	6.20	311.31		2.63
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.80	310.32		3.51
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.59	370.32		3.88
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.24	451.37		5.20
Class R-6:
Year ended 12/31/2013	12.95	.31	(.52)	(.21)	(.34)	12.40	(1.65)	1,128.26		2.51
Year ended 12/31/2012	12.55	.35	.43	.78	(.38)	12.95	6.26	559.25		2.61
Year ended 12/31/2011	12.19	.44	.38	.82	(.46)	12.55	6.85	237.27		3.55
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.64	280.27		3.90
Period from 5/1/2009 to 12/31/2009[3]	10.78	.35	1.01	1.36	(.34)	11.80	12.75	252	.31[4]	4.59[4]

	Year ended December 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	419%	264%	154%	99%	84%
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Annualized.

The Bond Fund of America / Prospectus 38

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity, the English text will prevail.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC)  Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-008-0314P Litho in USA CGD/ALD/8005	Investment Company File No. 811-02444

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

The Bond Fund of America®

Part B
Statement of Additional Information

March 1, 2014

This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the “fund”) dated March 1, 2014. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

The Bond Fund of America
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	ABNDX	Class 529-A	CFAAX	Class R-1	RBFAX
Class B	BFABX	Class 529-B	CFABX	Class R-2	RBFBX
Class C	BFACX	Class 529-C	CFACX	Class R-3	RBFCX
Class F-1	BFAFX	Class 529-E	CFAEX	Class R-4	RBFEX
Class F-2	ABNFX	Class 529-F-1	CFAFX	Class R-5	RBFFX
				Class R-6	RBFGX

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Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
•	The fund will invest at least 60% of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser at time of purchase, including U.S. government securities, money market instruments or cash. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.
•	The fund may invest up to 40% of its assets in debt securities rated below A3 and below A- by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.
•	The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.
•	The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.
•	While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.
•	The fund may invest up to 5% of its assets in IOs and POs (as defined in the following section).

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

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Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted and may continue to impact interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside the U.S. may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

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The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers. If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (TIPS), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond, this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price index and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation protected securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected securities. There can be no assurance, however, that the value of inflation protected securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

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The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation protected securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Securities with equity and debt characteristics — The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S.

The Bond Fund of America - Page 5

government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities —The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

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Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective

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maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States can also reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing and emerging countries only to a limited extent.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

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Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Real estate investment trusts — The fund may invest in debt securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

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The fund may also enter into “roll” transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed

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to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary

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market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Inverse floating rate notes — While the fund has no present intention to do so, the fund may invest to a very limited extent in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps in order to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other rate changes based on changes in a designated interest rate benchmark such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement.

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The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2013 and 2012 were 419% and 264%, respectively. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. The fund’s portfolio turnover was primarily due to the fund investing in securities issued by the U.S. government and its agencies and instrumentalities. These securities typically have lower transaction costs than other types of securities, such as stocks and corporate bonds. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.	Borrow money;
b.	Issue senior securities;
c.	Underwrite the securities of other issuers;
d.	Purchase or sell real estate or commodities;
e.	Make loans; or
f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

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Management of the fund

Board of trustees and officers

“Independent” trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 68 Trustee (2010)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 67 Trustee (2006)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	69	Quiksilver, Inc.	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 67 Trustee (1994)	President and CEO, Fuller Consulting (financial management consulting firm)	69	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.
R. Clark Hooper, 67 Chairman of the Board (Independent and Non-Executive) (2005)	Private investor	71	The Swiss Helvetia Fund, Inc. Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014)	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
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Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Merit E. Janow, 55 Trustee (2010)	Dean and Professor, Columbia University, School of International and Public Affairs	68	The NASDAQ Stock Market LLC; Trimble Navigation Limited

•    Service with Office of the U.S. Trade Representative and U.S. Department of Justice

•    Corporate board experience

•    Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•    Experience as corporate lawyer

•    J.D.

Laurel B. Mitchell, Ph.D., 58 Trustee (2009)	Clinical Professor and Director, Accounting Program, University of Redlands	65	None

•    Assistant professor, accounting

•    Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

•    Experience in corporate management and public accounting

•    Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•    Ph.D., accounting

•    Formerly licensed as C.P.A.

Frank M. Sanchez, 70 Trustee (1999)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	65	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance
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Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 56 Trustee (2010)	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	Former director of Apollo Education Group, Inc. (until 2013)

•    Former Assistant to the President for Domestic Policy, The White House

•    Former senior advisor to the Governor of Texas

•    Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 64 Trustee (2007)	President and University Professor, The University of Tulsa	68	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

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“Interested” trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the fund’s service providers also permits them to make a significant contribution to the fund’s board.

Name, age and position with fund (year first elected as a director/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years
John H. Smet, 57 President and Trustee (1994)	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	20	None

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Other officers5

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Andrew F. Barth, 52 Senior Vice President (2011)	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; Director, Capital Group International, Inc.*; Chairman of the Board, Capital Guardian Trust Company*; Senior Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company*
Robert H. Neithart, 48 Senior Vice President (2011)	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President – Capital Fixed Income Investors, Capital International Research, Inc.*; Senior Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company*; Director, The Capital Group Companies, Inc.*; Chairman of the Board, Capital Strategy Research, Inc.*
Kristine M. Nishiyama, 43 Senior Vice President (2003)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company*
Courtney R. Taylor, 39 Secretary (2006)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 42 Treasurer (2011)	Vice President — Fund Business Management Group, Capital Research and Management Company
Steven I. Koszalka, 49 Assistant Secretary (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 46 Assistant Treasurer (2012)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 62 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
*	Company affiliated with Capital Research and Management Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.
[2]	Includes service as a director or officer of the fund’s predecessor, The Bond Fund of America, Inc., a Maryland corporation. Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.
[4]	“Interested persons” of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2013:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	None	Over $100,000	N/A	$10,001 – $50,000
James G. Ellis	$10,001 – $50,000	Over $100,000	N/A	N/A
Leonard R. Fuller	$10,001 – $50,000	Over $100,000	$10,001 – $50,000	Over $100,000
R. Clark Hooper	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Merit E. Janow	None	Over $100,000	N/A	N/A
Laurel B. Mitchell	$10,001 – $50,000	Over $100,000	$1 – $10,000	$10,001 – $50,000
Frank M. Sanchez	$1 – $10,000	$10,001 – $50,000	N/A	N/A
Margaret Spellings	$10,001 – $50,000	Over $100,000	N/A	$50,001 – $100,000
Steadman Upham	$50,001 – $100,000	Over $100,000	N/A	Over $100,000

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Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
John H. Smet	Over $100,000	Over $100,000

[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	N/A indicates that the listed individual, as of December 31, 2013, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.
[3]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $7,061 to $14,119, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2013:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault	$23,008	$334,936
James G. Ellis	20,236	327,394
Leonard R. Fuller[2]	22,348	356,646
R. Clark Hooper	25,769	458,826
Merit E. Janow	19,775	347,393
Laurel B. Mitchell[2]	28,687	268,530
Frank M. Sanchez	26,930	245,031
Margaret Spellings[2]	19,448	305,393
Steadman Upham[2]	21,116	301,393
[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2013 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.
[2]	Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2013 fiscal year for participating trustees is as follows: Leonard R. Fuller ($117,955), Laurel B. Mitchell ($7,121), Margaret Spellings ($12,717) and Steadman Upham ($250,376). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

As of February 1, 2014, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

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Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973, and was reorganized as a Delaware statutory trust on March 1, 2011. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, the Virginia College Savings PlanSM will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving

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board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and independent counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2013 fiscal year.

The fund has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings, and Steadman Upham, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2013 fiscal year.

The fund has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez and Margaret Spellings, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to

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the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2013 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds’ boards monitor the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

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The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on February 1, 2014. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class 529-A Class 529-B	25.47% 18.97 9.42 6.09
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	7.92 7.81 7.95 13.85 36.17
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class B Class C Class F-1	6.11 6.08 8.38 22.80
National Financial Services, LLC Omnibus Account New York, NY	Record	Class B Class F-1 Class F-2	5.83 8.45 6.28
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class B Class C Class F-2 Class R-5	5.62 9.15 12.82 12.33
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-1 Class F-2	7.28 9.44 18.15
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-1	12.92
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-2	5.23
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1 Class R-3	20.21 5.48
Hartford Securities Distribution Co. Hartford, CT	Record	Class R-1	5.73
Trader Joe’s Company Retirement Plan Englewood, CO	Record Beneficial	Class R-4	7.03
Mac & Co. Profit Sharing Plan #1 Pittsburgh, PA	Record Beneficial	Class R-5	16.12
The Capital Group Companies Retirement Plans Los Angeles, CA	Record Beneficial	Class R-5	14.28
Mac & Co. Profit Sharing Plan #2 Pittsburgh, PA	Record Beneficial	Class R-5	9.34
American Funds Balanced Portfolio Irvine, CA	Record	Class R-6	36.81
American Funds 2015 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	8.95
American Funds 2010 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	8.14
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Name and address	Ownership	Ownership percentage
American Funds Preservation Portfolio Irvine, CA	Record	Class R-6	8.10
American Funds College 2018 Fund Irvine, CA	Record	Class R-6	6.72
American Funds College 2021 Fund Irvine, CA	Record	Class R-6	6.51

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to both F share classes, all R share classes or all 529 share classes, respectively.

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Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The fund is operated by the investment adviser, which has claimed an exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act (the “CEA”) with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield 2% Issuer Capped Index, Lipper High Current Yield Bond Funds Average, Lipper Emerging Markets Debt Funds Average, JP Morgan Emerging Markets Bond Index Global, Barclays U.S. Credit Index, Barclays Aggregate Index Ex Credit, Lipper General U.S. Government Funds Average and Lipper Core Bond Funds Average. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

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Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of December 31, 2013:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
John H. Smet	Over $1,000,000	6	$197.6	None		None
Andrew F. Barth	$100,001 – $500,000	2	$0.0	1	$0.61	3	$2.14
Robert H. Neithart	Over $1,000,000	8	$46.6	5	$2.60	13[5]	$5.56
David A. Daigle	$100,001 – $500,000	5	$127.4	2	$1.72	2	$0.41
David A. Hoag	Over $1,000,000	5	$104.6	None		None
Thomas H. Høgh	$100,001 – $500,000	5	$33.6	1	$0.13	1	$0.10
Wesley K.-S. Phoa	$100,001 – $500,000	8	$39.5	1	$0.18	5	$2.68
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
[3]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
[4]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.
[5]	The advisory fee of two of these accounts (representing $0.40 billion in total assets) is based partially on their investment results.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until March 31, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

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The management fee is based on the following annualized rates and average daily net asset levels:

Net asset level

Rate	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.16	3,000,000,000	6,000,000,000
0.15	6,000,000,000	10,000,000,000
0.14	10,000,000,000	16,000,000,000
0.13	16,000,000,000	20,000,000,000
0.12	20,000,000,000	28,000,000,000
0.115	28,000,000,000	36,000,000,000
0.11	36,000,000,000

The agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross investment income

Rate	In excess of	Up to
2.25%	$ 0	$ 8,333,333
2.00	8,333,333	41,666,667
1.75	41,666,667

For the fiscal years ended December 31, 2013, 2012 and 2011, the investment adviser received from the fund management fees of $58,753,000, $65,013,000 and $70,595,000, respectively.

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Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F, R and 529 shares. The Administrative Agreement will continue in effect until March 31, 2014, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

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During the 2013 fiscal year, administrative services fees were:

Administrative services fee
Class A	$2,158,000
Class C	1,023,000
Class F-1	621,000
Class F-2	216,000
Class 529-A	517,000
Class 529-B	15,000
Class 529-C	219,000
Class 529-E	28,000
Class 529-F-1	34,000
Class R-1	34,000
Class R-2	361,000
Class R-3	428,000
Class R-4	271,000
Class R-5	149,000
Class R-6	424,000

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

•	For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.
•	For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.
•	For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2013	$6,157,000	$23,682,000
	2012	8,254,000	31,923,000
	2011	6,624,000	25,456,000
Class C	2013	445,000	1,581,000
	2012	—	2,561,000
	2011	492,000	2,024,000
Class 529-A	2013	375,000	1,411,000
	2012	566,000	2,152,000
	2011	531,000	2,023,000
Class 529-C	2013	—	35,000
	2012	10,000	562,000
	2011	55,000	536,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

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Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

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Other share classes (Class C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class 529-C	0.25	0.75	1.00
Class F-1	0.25	—	0.50
Class 529-F-1	0.25	—	0.50
Class 529-E	0.25	0.25	0.75
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

[1]	Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.
[2]	The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

During the 2013 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$51,348,000	$3,706,000
Class B	3,388,000	235,000
Class C	20,391,000	1,549,000
Class F-1	3,089,000	252,000
Class 529-A	2,339,000	179,000
Class 529-B	305,000	24,000
Class 529-C	4,342,000	431,000
Class 529-E	283,000	27,000
Class 529-F-1	—	—
Class R-1	673,000	59,000
Class R-2	5,327,000	508,000
Class R-3	4,216,000	365,000
Class R-4	1,341,000	122,000

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Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia College Savings Plan — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, .09% on net assets between $30 billion and $60 billion, .08% on net assets between $60 billion and $90 billion, .07% on net assets between $90 billion and $120 billion, and .06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

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Other compensation to dealers — As of July 2013, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge Investment Research, Inc.

Cetera Financial Group

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Commonwealth Financial Network

D.A. Davidson & Co.

Edward Jones

H. Beck, Inc.

Hefren-Tillotson, Inc.

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

ING Financial Advisers, LLC

J. J. B. Hilliard, W. L. Lyons, LLC

Lincoln Network

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

LPL Group

LPL Financial LLC

Uvest Investment Services

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

Metlife Securities Inc.

New England Securities

Tower Square Securities, Inc.

Walnut Street Securities, Inc.

MML Investors Services, LLC

Morgan Stanley Smith Barney LLC

NFP Securities, Inc.

Northwestern Mutual Investment Services, LLC

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

PFS Investments Inc.

Raymond James Group

Morgan Keegan & Company, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services Inc.

RBC Capital Markets Corporation

Robert W. Baird & Co. Incorporated

Stifel, Nicolaus & Company, Incorporated

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The Advisor Group

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Transamerica Financial Advisors, Inc.

UBS Financial Services Inc.

Wells Fargo Network

First Clearing LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Investment Services Group

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors Private Client Group

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of the executions, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged, including on an execution-only basis, for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good

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faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser provides its trading desks with information regarding the relative value of services provided by particular broker-dealers. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the

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contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2013, 2012 and 2011 amounted to $0, $5 and $1,000, respectively.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup Inc., Credit Suisse Group AG, Goldman Sachs Group, Inc., Morgan Stanley & Co. LLC and UBS AG. At the end of the fund’s most recently completed fiscal year, the fund held debt and equity securities of Citigroup Global Markets Inc., in the amount of $84,319,000. The fund held debt securities of Credit Suisse Group AG in the amount of $6,504,000, Goldman Sachs Group, Inc. in the amount of $103,435,000, Morgan Stanley & Co. LLC in the amount of $84,926,000 and UBS AG in the amount of $41,496,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

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Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

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Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their

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shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

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If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College Savings Plan for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and
•	Employer-sponsored CollegeAmerica accounts.
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The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and
•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and
•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion.

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In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

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Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004, may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their
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spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;
•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and
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•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, .50% on amounts of at least $4 million but less than $10 million and .25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the appropriate number of shares held in escrow will be redeemed to pay the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

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Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

•	individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);
•	SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;
•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);
•	trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);
•	endowments or foundations established and controlled by you or your immediate family; or
•	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;
•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;
•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;
•	for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;
•	for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or
•	for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the

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customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

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CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•	Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).
•	Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within CollegeAmerica.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

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Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for

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losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank NA, 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2013 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$33,949,000
Class B	556,000
Class C	3,240,000
Class F-1	1,756,000
Class F-2	483,000
Class 529-A	1,288,000
Class 529-B	44,000
Class 529-C	577,000
Class 529-E	45,000
Class 529-F-1	84,000
Class R-1	83,000
Class R-2	2,553,000
Class R-3	1,531,000
Class R-4	558,000
Class R-5	156,000
Class R-6	5,000

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of

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the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Determination of net asset value, redemption price and maximum offering price per share for Class A shares — December 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$12.40
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$12.88

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

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Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Global Balanced FundSM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental Investors®	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Bond funds
American Funds Mortgage Fund®	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income Trust®	021	221	321	421	621
The Bond Fund of America®	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of America®	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643
Short-Term Bond Fund of America®	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities Fund®	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659

___________

*Qualified for sale only in certain jurisdictions.

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	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/bond funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Bond funds
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds Money Market Fund	1059	1259	1359	1559	1459
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	Fund numbers
Fund	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Stock and stock/bond funds
AMCAP Fund	2102	2202	2302	2402	2502	2602
American Balanced Fund	2111	2211	2311	2411	2511	2611
American Funds Global Balanced Fund	2137	2237	2337	2437	2537	2637
American Mutual Fund	2103	2203	2303	2403	2503	2603
Capital Income Builder	2112	2212	2312	2412	2512	2612
Capital World Growth and Income Fund	2133	2233	2333	2433	2533	2633
EuroPacific Growth Fund	2116	2216	2316	2416	2516	2616
Fundamental Investors	2110	2210	2310	2410	2510	2610
The Growth Fund of America	2105	2205	2305	2405	2505	2605
The Income Fund of America	2106	2206	2306	2406	2506	2606
International Growth and Income Fund	2134	2234	2334	2434	2534	2634
The Investment Company of America	2104	2204	2304	2404	2504	2604
The New Economy Fund	2114	2214	2314	2414	2514	2614
New Perspective Fund	2107	2207	2307	2407	2507	2607
New World Fund	2136	2236	2336	2436	2536	2636
SMALLCAP World Fund	2135	2235	2335	2435	2535	2635
Washington Mutual Investors Fund	2101	2201	2301	2401	2501	2601
Bond funds
American Funds Mortgage Fund	2142	2242	2342	2442	2542	2642
American High-Income Trust	2121	2221	2321	2421	2521	2621
The Bond Fund of America	2108	2208	2308	2408	2508	2608
Capital World Bond Fund	2131	2231	2331	2431	2531	2631
Intermediate Bond Fund of America	2123	2223	2323	2423	2523	2623
Short-Term Bond Fund of America	2148	2248	2348	2448	2548	2648
U.S. Government Securities Fund	2122	2222	2322	2422	2522	2622
Money market fund
American Funds Money Market Fund	2159	2259	2359	2459	2559	2659
The Bond Fund of America - Page 75

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	082	282	382	482	682
American Funds 2050 Target Date Retirement Fund®	069	269	369	469	669
American Funds 2045 Target Date Retirement Fund®	068	268	368	468	668
American Funds 2040 Target Date Retirement Fund®	067	267	367	467	667
American Funds 2035 Target Date Retirement Fund®	066	266	366	466	36066
American Funds 2030 Target Date Retirement Fund®	065	265	365	465	665
American Funds 2025 Target Date Retirement Fund®	064	264	364	464	664
American Funds 2020 Target Date Retirement Fund®	063	263	363	463	663
American Funds 2015 Target Date Retirement Fund®	062	262	362	462	662
American Funds 2010 Target Date Retirement Fund®	061	261	361	461	661

	Fund numbers
Fund	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	2182	2282	2382	2482	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	2369	2469	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	2368	2468	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	2367	2467	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	2366	2466	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	2365	2465	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	2364	2464	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	2363	2463	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	2362	2462	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	2361	2461	2561	2661

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2030 Fund®	1094	1294	1394	1594	1494
American Funds College 2027 Fund®	1093	1293	1393	1593	1493
American Funds College 2024 Fund®	1092	1292	1392	1592	1492
American Funds College 2021 Fund®	1091	1291	1391	1591	1491
American Funds College 2018 Fund®	1090	1290	1390	1590	1490
American Funds College 2015 Fund®	1089	1289	1389	1589	1489
American Funds College Enrollment FundSM	1088	1288	1388	1588	1488

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Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655
American Funds Growth PortfolioSM	053	253	353	453	653
American Funds Growth and Income PortfolioSM	051	251	351	451	651
American Funds Balanced PortfolioSM	050	250	350	450	650
American Funds Income PortfolioSM	047	247	347	447	647
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646
American Funds Preservation PortfolioSM	045	245	345	445	645
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644
Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A

Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	2355	2455	2555	2655
American Funds Growth Portfolio	2153	2253	2353	2453	2553	2653
American Funds Growth and Income Portfolio	2151	2251	2351	2451	2551	2651
American Funds Balanced Portfolio	2150	2250	2350	2450	2550	2650
American Funds Income Portfolio	2147	2247	2347	2447	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	2345	2445	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The Bond Fund of America - Page 78

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

The Bond Fund of America - Page 79

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The Bond Fund of America - Page 80

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

•	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
•	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
The Bond Fund of America - Page 81

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

•	The selective payment default on a specific class or currency of debt;
•	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
•	Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

The Bond Fund of America - Page 82

The Bond Fund of America®

Investment portfolio

December 31, 2013

unaudited

Bonds, notes & other debt instruments 95.83%
Corporate bonds, notes & loans 32.38%
Financials 7.66%	Principal amount	Value
Diversified financials 2.52%	(000)	(000)

Bank of America Corp., Series L, 3.625% 2016	$ 9,700	$10,210
Bank of America Corp. 3.75% 2016	11,890	12,647
Merrill Lynch & Co., Inc. 4.625% 2018	€6,280	9,394
Bank of America Corp. 5.65% 2018	$ 8,205	9,344
Bank of America Corp. 2.60% 2019	31,000	31,156
Bank of America Corp. 7.625% 2019	5,955	7,391
Bank of America Corp. 5.625% 2020	10,500	12,001
Bank of America Corp. 5.00% 2021	5,000	5,465
Bank of America Corp. 5.875% 2021	13,110	15,072
Bank of America Corp. 3.30% 2023	20,505	19,410
Goldman Sachs Group, Inc. 3.625% 2016	27,625	29,005
Goldman Sachs Group, Inc. 2.90% 2018	17,455	17,774
Goldman Sachs Group, Inc. 7.50% 2019	4,045	4,930
Goldman Sachs Group, Inc. 5.25% 2021	6,000	6,571
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,630
Goldman Sachs Group, Inc. 3.625% 2023	38,305	37,105
Goldman Sachs Group, Inc. 6.25% 2041	2,100	2,421
Morgan Stanley, Series F, 2.875% 2014	14,750	14,769
Morgan Stanley 1.75% 2016	10,000	10,139
Morgan Stanley 3.80% 2016	8,850	9,366
Morgan Stanley 2.125% 2018	24,745	24,545
Morgan Stanley, Series F, 5.625% 2019	22,025	25,052
Morgan Stanley 6.375% 2042	900	1,054
Citigroup Inc. 4.587% 2015	18,750	20,046
Citigroup Inc. 4.75% 2015	9,554	10,057
Citigroup Inc. 1.30% 2016	2,000	2,006
Citigroup Inc. 3.953% 2016	8,300	8,835
Citigroup Inc. 4.45% 2017	4,000	4,337
Citigroup Inc. 6.125% 2017	7,000	8,073
Citigroup Inc. 8.50% 2019	9,945	12,753
Citigroup Inc. 3.875% 2023	16,250	15,980
JPMorgan Chase & Co. 3.40% 2015	17,500	18,179
JPMorgan Chase & Co. 1.625% 2018	34,155	33,463
JPMorgan Chase & Co. 3.20% 2023	12,900	12,234
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated) [1]	2,000	1,805
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,469
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,216
Berkshire Hathaway Inc. 2.90% 2020	2,400	2,382
Berkshire Hathaway Inc. 3.00% 2022	13,175	12,634
Berkshire Hathaway Inc. 4.40% 2042	2,000	1,829
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	901
UBS AG 2.25% 2014	14,500	14,519
UBS AG 5.75% 2018	2,245	2,579
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Diversified financials (continued)	(000)	(000)

UBS AG 4.875% 2020	$14,149	$ 15,749
American Express Credit Co. 1.75% 2015	14,500	14,739
American Express Co. 6.15% 2017	150	173
American Express Co. 1.55% 2018	15,500	15,143
Discover Financial Services 2.00% 2018	5,200	5,110
Discover Financial Services 4.20% 2023	19,493	19,233
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,514
iStar Financial Inc., 3.875% 2016	2,075	2,132
iStar Financial Inc., Term Loan B, 4.50% 2017[1,2,3]	3,235	3,259
iStar Financial Inc., Series B, 9.00% 2017	7,635	8,981
iStar Financial Inc., 4.875% 2018	1,950	1,952
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,749
Intercontinentalexchange, Inc. 4.00% 2023	12,170	12,247
CME Group Inc. 5.30% 2043	12,250	12,823
Northern Trust Corp. 4.625% 2014	8,475	8,598
Northern Trust Corp. 5.85% 2017[4]	3,750	4,220
Leucadia National Corp. 5.50% 2023	5,950	5,949
Franklin Resources, Inc. 1.375% 2017	2,700	2,641
Franklin Resources, Inc. 2.80% 2022	1,300	1,210
Credit Suisse Group AG 5.40% 2020	1,825	2,029
Charles Schwab Corp, 2.20% 2018	1,390	1,396
International Lease Finance Corp. 4.875% 2015	835	867
		679,462

Real estate 2.40%

Hospitality Properties Trust 7.875% 2014	3,060	3,085
Hospitality Properties Trust 5.125% 2015	9,925	10,154
Hospitality Properties Trust 6.30% 2016	29,368	31,717
Hospitality Properties Trust 5.625% 2017	1,195	1,299
Hospitality Properties Trust 6.70% 2018	30,450	34,175
Hospitality Properties Trust 5.00% 2022	10,800	10,979
Hospitality Properties Trust 4.50% 2023	11,265	10,885
Prologis, Inc. 5.75% 2016	9,300	10,203
Prologis, Inc. 6.125% 2016	5,690	6,412
Prologis, Inc. 2.75% 2019	24,845	24,689
Prologis, Inc. 3.35% 2021	24,945	24,231
Prologis, Inc. 4.25% 2023	18,565	18,346
Kimco Realty Corp., Series C, 4.82% 2014	12,200	12,409
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,849
Kimco Realty Corp., Series C, 5.783% 2016	12,000	13,151
Kimco Realty Corp. 5.70% 2017	28,450	31,800
Kimco Realty Corp. 4.30% 2018	10,000	10,765
Kimco Realty Corp. 6.875% 2019	5,440	6,490
Kimco Realty Corp. 3.125% 2023	1,635	1,487
Westfield Group 5.75% 2015[4]	32,000	34,530
Westfield Group 7.125% 2018[4]	11,975	14,225
Westfield Group 6.75% 2019[4]	4,000	4,759
Westfield Group 4.625% 2021[4]	6,355	6,709
Westfield Group 3.375% 2022[4]	13,665	12,941
Developers Diversified Realty Corp. 5.50% 2015	16,838	17,798
Developers Diversified Realty Corp. 9.625% 2016	9,960	11,682
Developers Diversified Realty Corp. 7.50% 2017	15,596	18,184
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,322
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Real estate (continued)	(000)	(000)

Developers Diversified Realty Corp. 7.875% 2020	$ 9,047	$ 11,179
Developers Diversified Realty Corp. 3.375% 2023	1,160	1,057
Goodman Funding Pty Ltd. 6.375% 2020[4]	8,425	9,333
Goodman Funding Pty Ltd. 6.00% 2022[4]	25,785	27,904
ERP Operating LP 6.584% 2015	10,000	10,749
ERP Operating LP 7.125% 2017	5,595	6,551
ERP Operating LP 4.625% 2021	3,880	4,092
ERP Operating LP 3.00% 2023	8,695	7,943
American Tower Corp. 4.625% 2015	7,000	7,324
American Tower Corp. 3.40% 2019	18,075	18,413
American Tower Corp. 5.90% 2021	2,000	2,183
Simon Property Group, LP 6.75% 2014	9,100	9,164
Simon Property Group, LP 4.20% 2015	2,430	2,502
Simon Property Group, LP 10.35% 2019	8,995	12,179
AvalonBay Communities, Inc. 3.625% 2020	11,270	11,396
AvalonBay Communities, Inc. 2.85% 2023	10,985	9,901
UDR, Inc., Series A, 5.25% 2015	12,780	13,315
UDR, Inc. 3.70% 2020	3,615	3,636
DCT Industrial Trust Inc. 4.50% 2023[4]	17,430	16,942
American Campus Communities, Inc. 3.75% 2023	16,460	15,280
Realogy Corp., Letter of Credit, 4.25% 2016[1,2,3]	29	29
Realogy Corp. 7.875% 2019[4]	5,825	6,422
Realogy Corp., Term Loan B, 4.50% 2020[1,2,3]	6,207	6,279
Alexandria Real Estate Equities, Inc. 3.90% 2023	12,395	11,554
Corporate Office Properties Trust 3.60% 2023	8,924	8,091
Corporate Office Properties LP 5.25% 2024	1,000	1,016
Crescent Resources 10.25% 2017[4]	6,200	6,773
Essex Portfolio L.P. 3.25% 2023	6,185	5,601
Piedmont Operating Partnership LP 3.40% 2023	5,300	4,706
Ryman Hospitality Properties, Inc. 5.00% 2021	3,525	3,499
FelCor Lodging Trust Inc. 5.625% 2023	3,015	2,947
Brandywine Operating Partnership, LP 5.40% 2014	2,000	2,073
Brandywine Operating Partnership, LP 5.70% 2017	25	27
Brandywine Operating Partnership, LP 3.95% 2023	100	94
Mack-Cali Realty Corp. 3.15% 2023	2,500	2,171
		648,601

Banks 1.82%

HSBC Bank PLC 1.50% 2018[4]	29,225	28,553
HSBC USA Inc. 2.625% 2018	8,679	8,831
HSBC Holdings PLC 4.125% 2020[4]	9,453	10,005
HSBC Holdings PLC 4.875% 2020	20,125	21,725
HSBC Holdings PLC 4.00% 2022	3,250	3,342
PNC Funding Corp. 5.40% 2014	10,000	10,221
PNC Financial Services Group, Inc. 2.854% 2022	34,479	32,032
PNC Preferred Funding Trust I, junior subordinated 1.893% (undated) [1,4]	12,700	11,684
BNP Paribas 3.60% 2016	14,000	14,746
BNP Paribas 2.40% 2018	2,000	2,005
BNP Paribas 5.00% 2021	21,225	23,290
BNP Paribas 3.25% 2023	8,785	8,315
Rabobank Nederland/FI 4.625% 2023	38,910	39,197
Barclays Bank PLC 5.125% 2020	18,125	20,102
Barclays Bank PLC 6.00% 2021	€6,050	9,427
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Banks (continued)	(000)	(000)

Barclays Bank PLC 10.179% 2021[4]	$ 1,500	$ 1,991
Wells Fargo & Co. 3.676% 2016	14,000	14,914
Wells Fargo & Co. 2.15% 2019	13,150	13,117
Nordea Bank, Series 2, 3.70% 2014[4]	8,000	8,224
Nordea Bank AB 3.125% 2017[4]	12,500	13,080
Nordea Bank AB 1.625% 2018[4]	2,600	2,542
ANZ National (International) Ltd. 3.125% 2015[4]	16,500	17,108
Lloyds Banking Group PLC 2.30% 2018	1,010	1,008
HBOS PLC 6.75% 2018[4]	7,610	8,642
HBOS PLC 4.375% 2019[1]	€2,870	3,970
Lloyds Banking Group PLC 6.50% 2020[4]	$ 1,775	2,018
Standard Chartered PLC 3.85% 2015[4]	6,500	6,762
Standard Chartered PLC 3.20% 2016[4]	8,000	8,361
Westpac Banking Corp. 3.00% 2015	14,400	15,024
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,279
Santander Issuances, SA Unipersonal 6.50% 2019[1,4]	11,600	11,867
US Bancorp., Series T, 1.65% 2017	13,000	13,033
Regions Financial Corp. 7.75% 2014	4,211	4,444
Regions Financial Corp. 5.20% 2015	590	618
Regions Financial Corp. 5.75% 2015	975	1,039
Regions Financial Corp. 2.00% 2018	5,850	5,668
VEB Finance Ltd. 6.902% 2020[4]	9,100	10,067
VEB Finance Ltd. 6.80% 2025[4]	500	525
Korea Development Bank 8.00% 2014	10,265	10,301
BBVA Bancomer SA 4.50% 2016[4]	3,225	3,435
BBVA Bancomer SA, junior subordinated 7.25% 2020[4]	2,430	2,637
BBVA Bancomer SA 6.50% 2021[4]	2,355	2,496
UniCredito Italiano SpA 6.00% 2017[4]	7,823	8,359
BPCE SA group 2.50% 2018	6,925	6,892
BPCE SA group 5.70% 2023[4]	975	1,006
Banco de Crédito del Perú 5.375% 2020[4]	7,000	7,350
Royal Bank of Scotland PLC 5.625% 2020	6,435	7,206
HSBK (Europe) BV 7.25% 2021[4]	6,710	7,119
Banco del Estado de Chile 4.125% 2020[4]	5,275	5,397
CIT Group Inc. 4.25% 2017	1,400	1,463
CIT Group Inc. 5.00% 2017	3,150	3,378
Bank of India 3.625% 2018[4]	5,000	4,777
Royal Bank of Canada 2.20% 2018	3,600	3,617
Development Bank of Kazakhstan 5.50% 2015[4]	2,735	2,905
Svenska Handelsbanken AB 2.50% 2019	2,145	2,163
Eole Finance SPC, 2.341% 2024[2,4]	2,066	1,965
		492,242

Insurance 0.92%

American International Group, Inc. 4.875% 2016	5,000	5,495
American International Group, Inc. 3.80% 2017	18,250	19,497
American International Group, Inc. 3.375% 2020	4,500	4,528
American International Group, Inc. 4.125% 2024	21,190	21,075
ACE INA Holdings Inc. 5.875% 2014	17,445	17,874
ACE INA Holdings Inc. 2.60% 2015	19,990	20,690
Prudential Financial, Inc. 2.30% 2018	2,895	2,880
Prudential Financial, Inc. 4.50% 2021	3,000	3,194
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	13,544	17,259
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Insurance (continued)	(000)	(000)

Monumental Global Funding III 5.25% 2014[4]	$20,000	$ 20,032
QBE Insurance Group Ltd. 2.40% 2018[4]	18,590	17,869
MetLife Global Funding I 2.50% 2015[4]	17,000	17,516
New York Life Global Funding 2.10% 2019[4]	17,000	16,822
UnumProvident Finance Co. PLC 6.85% 2015[4]	2,400	2,628
Unum Group 7.125% 2016	10,100	11,447
Unum Group 5.625% 2020	345	378
AXA SA 8.60% 2030	6,715	8,285
AXA SA, Series B, junior subordinated 6.379% (undated)[1,4]	5,065	4,977
CNA Financial Corp. 5.85% 2014	4,500	4,714
CNA Financial Corp. 7.35% 2019	2,770	3,364
CNA Financial Corp. 5.875% 2020	1,250	1,426
CNA Financial Corp. 7.25% 2023	2,000	2,399
RSA Insurance Group PLC 9.375% 2039[1]	£3,765	7,389
RSA Insurance Group PLC 8.50% (undated)[1]	2,429	4,173
Liberty Mutual Group Inc. 6.70% 2016[4]	$6,250	7,068
Assicurazioni Generali SpA 10.125% 2042	€2,500	4,443
Genworth Holdings, Inc. 4.90% 2023	$ 1,570	1,570
Swiss RE Treasury 2.875% 2022[4]	875	806
		249,798

Energy 4.32%

Kinder Morgan Energy Partners, LP 5.125% 2014	13,410	13,933
Kinder Morgan Energy Partners, LP 5.625% 2015	12,600	13,251
Kinder Morgan Energy Partners, LP 6.00% 2017	15,000	16,824
Kinder Morgan Energy Partners, LP 2.65% 2019	2,450	2,424
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,587
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,379
Kinder Morgan Energy Partners, LP 6.85% 2020	16,835	20,016
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	4,965
Kinder Morgan Energy Partners, LP 3.45% 2023	4,500	4,181
Kinder Morgan Energy Partners, LP 3.50% 2023	20,660	18,976
Kinder Morgan Energy Partners, LP 4.15% 2024	10,000	9,678
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,700
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,210
Kinder Morgan Energy Partners, LP 5.00% 2042	3,000	2,771
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	29,251
Enbridge Energy Partners, LP 9.875% 2019	27,005	34,961
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,611
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,139
Enbridge Energy Partners, LP, Series B, 7.50% 2038	7,450	8,737
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,384
StatoilHydro ASA 2.90% 2014	15,360	15,672
Statoil ASA 3.125% 2017	10,000	10,502
Statoil ASA 0.531% 2018[1]	7,690	7,699
Statoil ASA 1.95% 2018	6,110	6,062
Statoil ASA 3.15% 2022	12,000	11,723
StatoilHydro ASA 2.45% 2023	1,290	1,176
Statoil ASA 3.70% 2024	27,625	27,437
Transocean Inc. 5.05% 2016	9,500	10,501
Transocean Inc. 2.50% 2017	6,550	6,623
Transocean Inc. 6.375% 2021	26,430	29,708
Transocean Inc. 3.80% 2022	10,615	10,064
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Devon Energy Corp. 2.25% 2018	$15,765	$15,610
Devon Energy Corp. 3.25% 2022	42,275	40,324
Devon Energy Corp. 4.75% 2042	1,000	928
Gazprom OJSC 5.092% 2015[4]	6,125	6,529
Gaz Capital SA, Series 7, 6.212% 2016	5,300	5,856
Gazprom OJSC, Series 9, 6.51% 2022	25,450	27,454
Gazprom OJSC 6.51% 2022[4]	14,500	15,642
Anadarko Petroleum Corp. 5.95% 2016	15,500	17,278
Anadarko Petroleum Corp. 6.375% 2017	17,500	20,100
Anadarko Petroleum Corp. 8.70% 2019	8,045	10,191
Anadarko Petroleum Corp. 6.45% 2036	685	769
Anadarko Petroleum Corp. 6.20% 2040	1,500	1,660
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[2]	10,969	12,679
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,528
Petróleos Mexicanos 5.50% 2021	11,200	12,096
Petróleos Mexicanos 4.875% 2022	4,290	4,419
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	12,426
Petróleos Mexicanos 6.50% 2041	4,150	4,357
Enbridge Inc. 5.80% 2014	1,200	1,228
Enbridge Inc. 5.60% 2017	17,750	19,675
Enbridge Inc. 4.00% 2023	29,000	28,490
Chevron Corp. 2.355% 2022	10,300	9,372
Chevron Corp. 3.191% 2023	33,065	31,752
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	15,800	16,328
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	11,625	12,715
Williams Partners L.P. 3.35% 2022	5,250	4,875
Williams Partners L.P. 4.50% 2023	5,350	5,315
Enterprise Products Operating LLC 5.20% 2020	4,125	4,590
Enterprise Products Operating LLC 4.05% 2022	8,300	8,414
Enterprise Products Operating LLC 3.35% 2023	20,000	19,005
Enterprise Products Operating LLC 4.85% 2044	1,250	1,176
Cenovus Energy Inc. 3.00% 2022	28,310	26,556
Cenovus Energy Inc. 3.80% 2023	6,550	6,388
Spectra Energy Partners, LP 2.95% 2016	6,375	6,621
Spectra Energy Partners, LP 2.95% 2018	2,430	2,465
Spectra Energy Partners 4.60% 2021	2,185	2,266
Spectra Energy Partners, LP 4.75% 2024	20,515	20,920
Total Capital SA 3.00% 2015	17,000	17,615
Total Capital International 2.875% 2022	9,600	9,132
Total Capital Canada Ltd. 2.75% 2023	3,700	3,419
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,4]	5,270	5,428
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,4]	23,744	24,361
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,4]	23,151	24,077
Reliance Holdings Ltd. 4.50% 2020[4]	6,350	6,276
Reliance Holdings Ltd. 5.40% 2022[4]	6,350	6,424
Reliance Holdings Ltd. 6.25% 2040[4]	10,000	9,332
NGPL PipeCo LLC 7.119% 2017[4]	9,925	9,032
NGPL PipeCo LLC 9.625% 2019[4]	11,785	11,579
Ras Laffan Liquefied Natural Gas III 5.50% 2014	3,335	3,452
Ras Laffan Liquefied Natural Gas III 5.50% 2014[4]	330	342
Ras Laffan Liquefied Natural Gas III 5.832% 2016[2]	1,034	1,101
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]	11,200	12,068
Ras Laffan Liquefied Natural Gas III 6.332% 2027[2]	2,000	2,206
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

BG Energy Capital PLC 2.50% 2015[4]	$ 7,200	$ 7,434
BG Energy Capital PLC 2.875% 2016[4]	8,635	9,019
BG Energy Capital PLC 4.00% 2021[4]	2,400	2,463
Shell International Finance BV 3.10% 2015	10,000	10,382
Shell International Finance BV 2.00% 2018	8,105	8,115
Schlumberger Investment SA 3.65% 2023	16,905	16,764
Peabody Energy Corp. 6.00% 2018	12,245	13,102
Peabody Energy Corp. 6.25% 2021	1,175	1,193
BP Capital Markets PLC 0.658% 2016[1]	13,380	13,446
Alpha Natural Resources, Inc. 9.75% 2018	7,415	7,897
Alpha Natural Resources, Inc. 6.00% 2019	550	477
Alpha Natural Resources, Inc. 6.25% 2021	5,450	4,687
Woodside Finance Ltd. 4.60% 2021[4]	9,565	10,019
Diamond Offshore Drilling, Inc. 4.875% 2043	10,200	10,013
Petrobras Global Finance Co. 3.00% 2019	3,090	2,898
Petrobras International Finance Co. 5.375% 2021	5,715	5,693
Petrobras International Finance Co. 6.75% 2041	500	466
Petrobras Global Finance Co. 5.625% 2043	1,060	868
QGOG Constellation SA 6.25% 2019[4]	10,330	9,891
CONSOL Energy Inc. 8.00% 2017	1,945	2,057
CONSOL Energy Inc. 8.25% 2020	6,980	7,591
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,831
Samson Investment Co., Term Loan B, 5.00% 2018[1,2,3]	300	301
Samson Investment Co. 10.50% 2020[4]	7,175	7,857
Arch Coal, Inc. 7.00% 2019	3,245	2,596
Arch Coal, Inc. 9.875% 2019	900	805
Arch Coal, Inc. 7.25% 2021	5,975	4,601
Energy Transfer Partners, L.P. 5.20% 2022	4,500	4,739
Energy Transfer Partners, L.P. 3.60% 2023	2,015	1,867
Teekay Corp. 8.50% 2020	5,715	6,208
Transportadora de Gas Peru SA 4.25% 2028[2,4]	7,000	6,160
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	5,725	6,097
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,080
Ecopetrol SA 5.875% 2023	5,650	5,975
Sabine Pass Liquefaction, LLC 5.625% 2021[4]	5,850	5,748
PDC Energy Inc. 7.75% 2022	4,725	5,127
Denbury Resources Inc. 4.625% 2023	5,450	4,946
Kinder Morgan Energy Partners, LP 5.00% 2021[4]	4,100	4,054
Bonanza Creek Energy, Inc. 6.75% 2021	3,050	3,210
CNOOC Finance (2013) Ltd. 3.00% 2023	3,450	3,083
Oasis Petroleum Inc. 6.875% 2022[4]	2,550	2,716
Access Midstream Partners, L.P. 5.875% 2021	1,900	2,033
Western Gas Partners LP 4.00% 2022	1,525	1,456
Transportadora de Gas Internacional 5.70% 2022[4]	1,000	1,064
		1,166,015

Consumer discretionary 3.39%
Media 1.57%

Time Warner Inc. 5.875% 2016	19,170	21,640
Time Warner Inc. 4.05% 2023	18,765	18,717
Time Warner Companies, Inc. 7.57% 2024	12,340	15,099
Time Warner Inc. 6.20% 2040	9,450	10,413
Time Warner Inc. 6.25% 2041	4,750	5,276
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary — Media (continued)	(000)	(000)

Time Warner Inc. 4.90% 2042	$ 3,000	$ 2,849
Time Warner Inc. 5.35% 2043	11,295	11,441
NBCUniversal Media, LLC 2.10% 2014	7,500	7,532
NBCUniversal Media, LLC 2.875% 2016	15,000	15,622
NBCUniversal Enterprise, Inc. 0.929% 2018[1,4]	10,425	10,474
NBCUniversal Enterprise, Inc. 1.974% 2019[4]	8,645	8,462
NBCUniversal Media, LLC 2.875% 2023	7,300	6,761
NBCUniversal Media, LLC 4.45% 2043	2,100	1,882
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	17,895	17,806
Thomson Reuters Corp. 1.30% 2017	1,890	1,883
Thomson Reuters Corp. 6.50% 2018	25,855	29,993
Thomson Reuters Corp. 4.30% 2023	9,805	9,851
Thomson Reuters Corp. 5.65% 2043	10,055	10,240
Comcast Corp. 5.875% 2018	7,320	8,400
Comcast Corp. 5.15% 2020	7,500	8,369
Comcast Corp. 2.85% 2023	1,509	1,396
Comcast Corp. 6.95% 2037	12,020	14,779
Comcast Corp. 4.65% 2042	3,735	3,477
News America Inc. 6.90% 2019	12,750	15,304
News America Inc. 3.00% 2022	4,750	4,467
News America Inc. 6.15% 2037	300	330
News America Inc. 6.65% 2037	7,800	9,106
Cox Communications, Inc. 5.45% 2014	3,437	3,593
Cox Communications, Inc. 2.95% 2023[4]	27,930	24,415
DISH DBS Corp. 4.625% 2017	7,005	7,355
DISH DBS Corp. 4.25% 2018	15,700	16,053
DISH DBS Corp. 5.125% 2020	3,700	3,718
Viacom Inc. 2.50% 2018	1,550	1,563
Viacom Inc. 4.25% 2023	15,830	15,803
Viacom Inc. 5.85% 2043	7,100	7,465
Time Warner Cable Inc. 7.50% 2014	10,050	10,217
Time Warner Cable Inc. 6.75% 2018	11,650	13,072
Virgin Media Finance PLC 8.375% 2019[4]	8,050	8,815
UPC Germany GmbH 9.625% 2019	€1,250	1,927
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	$9,000	9,776
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	7,350	7,571
Grupo Televisa, SAB 6.625% 2040	5,200	5,558
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,578
CBS Corp. 1.95% 2017	$ 5,000	5,011
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	3,230	3,412
Warner Music Group 6.00% 2021[4]	2,520	2,630
Gannett Co., Inc. 6.375% 2023[4]	2,375	2,464
Univision Communications Inc. 6.875% 2019[4]	950	1,020
		424,585

Automobiles & components 0.76%

DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	11,000	11,069
DaimlerChrysler North America Holding Corp. 1.25% 2016[4]	10,750	10,762
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	12,750	13,192
Daimler Finance NA LLC 3.00% 2016[4]	1,000	1,039
DaimlerChrysler North America Holding Corp. 1.102% 2018[1,4]	7,500	7,549
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	13,450	13,256
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	10,700	10,682
Bonds, notes & other debt instruments
	Principal amount	Value
Automobiles & components (continued)	(000)	(000)

DaimlerChrysler North America Holding Corp. 8.50% 2031	$ 3,000	$ 4,356
Ford Motor Credit Co. 1.70% 2016	10,500	10,626
Ford Motor Credit Co. 2.50% 2016	9,000	9,238
Ford Motor Credit Co. 2.375% 2018	28,100	28,394
Ford Motor Credit Co. 4.375% 2023	9,000	9,051
RCI Banque 3.50% 2018[4]	33,055	33,817
Volkswagen International Finance NV 0.858% 2014[1,4]	12,000	12,014
Volkswagen International Finance NV 4.00% 2020[4]	11,650	12,235
Toyota Motor Credit Corp. 0.875% 2015	11,000	11,072
Stackpole Intl. 7.75% 2021[4]	4,000	4,180
Dynacast International LLC 9.25% 2019	2,825	3,129
		205,661

Retailing 0.63%

Dollar General Corp. 4.125% 2017	5,000	5,311
Dollar General Corp. 1.875% 2018	13,100	12,679
Dollar General Corp. 3.25% 2023	67,350	61,975
Staples, Inc. 9.75% 2014	31,343	31,441
Nordstrom, Inc. 6.75% 2014	18,975	19,465
Macy’s Retail Holdings, Inc. 7.875% 2015[1]	9,891	10,902
Home Depot, Inc. 4.40% 2021	7,500	8,102
Home Depot, Inc. 3.75% 2024	2,200	2,190
Toys “R” Us Property Co. II, LLC 8.50% 2017	7,275	7,530
Neiman Marcus Group LTD Inc., Term Loan B, 5.00% 2020[1,2,3]	925	938
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	2,925	3,071
Neiman Marcus Group LTD Inc. 8.75% 2021[1,4,5]	1,900	2,000
Lowe’s Companies, Inc. 5.00% 2043	4,000	4,091
		169,695

Consumer services 0.43%

Caesars Entertainment Operating Co. 11.25% 2017	6,295	6,421
Caesars Entertainment Operating Co. 8.00% 2020[4]	5,425	5,669
Caesars Entertainment Operating Co. 9.00% 2020	11,575	11,315
Caesars Entertainment Operating Co. 9.00% 2020	2,455	2,400
MGM Resorts International 5.875% 2014	17,345	17,453
MGM Resorts International 6.625% 2015	2,600	2,802
Hilton Worldwide, Term Loan B, 4.00% 2020[1,2,3]	2,566	2,589
Hilton Hotels Corp. 5.625% 2021[4]	9,700	10,082
Carnival Corp. 3.95% 2020	11,950	11,969
Burger King Corp 0%/11.00% 2019[4,6]	8,075	7,308
Seminole Tribe of Florida 7.804% 2020[2,4]	6,440	7,116
Mohegan Tribal Gaming Authority 11.00% 2018[1,4,5]	6,750	6,788
Playa Resorts Holding BV, Term Loan B, 4.75% 2019[1,2,3]	1,072	1,088
Playa Resorts Holding BV 8.00% 2020[4]	3,850	4,105
Boyd Gaming Corp. 9.125% 2018	3,920	4,283
NCL Corp. Ltd. 5.00% 2018	3,850	3,985
Starbucks Corp. 2.00% 2018	3,370	3,343
Seneca Gaming Corp. 8.25% 2018[4]	2,775	2,997
Laureate Education, Inc. 9.25% 2019[4]	2,100	2,294
Six Flags Entertainment Corp. 5.25% 2021[4]	2,000	1,960
Royal Caribbean Cruises Ltd. 11.875% 2015	600	697
		116,664

Consumer staples 3.00%	Principal amount	Value
Food, beverage & tobacco 2.39%	(000)	(000)

Altria Group, Inc. 9.25% 2019	$ 4,392	$ 5,789
Altria Group, Inc. 4.75% 2021	4,850	5,206
Altria Group, Inc. 2.85% 2022	6,800	6,263
Altria Group, Inc. 2.95% 2023	16,500	14,991
Altria Group, Inc. 4.00% 2024	5,750	5,622
Altria Group, Inc. 9.95% 2038	6,350	9,688
Altria Group, Inc. 10.20% 2039	4,000	6,242
Altria Group, Inc. 4.25% 2042	2,000	1,707
Altria Group, Inc. 4.50% 2043	15,500	13,699
Altria Group, Inc. 5.375% 2044	23,700	23,804
Coca-Cola Co. 1.50% 2015	18,970	19,337
Coca-Cola Co. 1.80% 2016	10,500	10,805
Coca-Cola Co. 1.65% 2018	7,500	7,406
Coca-Cola Co. 2.45% 2020	7,500	7,287
Coca-Cola Co. 3.15% 2020	4,190	4,252
Coca-Cola Co. 3.20% 2023	27,225	26,195
Reynolds American Inc. 3.25% 2022	30,560	28,177
Reynolds American Inc. 4.85% 2023	15,000	15,490
Reynolds American Inc. 4.75% 2042	7,500	6,668
Reynolds American Inc. 6.15% 2043	17,940	19,377
ConAgra Foods, Inc. 1.30% 2016	9,630	9,651
ConAgra Foods, Inc. 1.90% 2018	19,775	19,423
ConAgra Foods, Inc. 3.20% 2023	34,490	32,032
Anheuser-Busch InBev NV 3.625% 2015	25,250	26,272
Anheuser-Busch InBev NV 4.125% 2015	32,375	33,601
Philip Morris International Inc. 1.875% 2019	18,775	18,360
Philip Morris International Inc. 2.90% 2021	9,200	8,785
Philip Morris International Inc. 2.50% 2022	1,600	1,459
Philip Morris International Inc. 2.625% 2023	2,500	2,265
Philip Morris International Inc. 3.60% 2023	18,480	17,894
Pernod Ricard SA 2.95% 2017[4]	15,000	15,497
Pernod Ricard SA 4.45% 2022[4]	31,350	31,722
WM. Wrigley Jr. Co 2.40% 2018[4]	1,025	1,019
WM. Wrigley Jr. Co 3.375% 2020[4]	35,800	35,400
SABMiller Holdings Inc. 2.45% 2017[4]	9,875	10,116
SABMiller Holdings Inc. 2.20% 2018[4]	13,700	13,686
SABMiller Holdings Inc. 3.75% 2022[4]	12,030	12,079
Kraft Foods Inc. 1.625% 2015	6,120	6,200
Kraft Foods Inc. 2.25% 2017	5,300	5,369
Kraft Foods Inc. 3.50% 2022	13,200	12,869
Kraft Foods Inc. 6.50% 2040	2,000	2,333
Kraft Foods Inc. 5.00% 2042	5,000	4,930
British American Tobacco International Finance PLC 2.125% 2017[4]	10,125	10,243
British American Tobacco International Finance PLC 9.50% 2018[4]	15,750	20,752
PepsiCo, Inc. 3.10% 2015	17,000	17,471
PepsiCo, Inc. 2.50% 2016	7,500	7,785
Imperial Tobacco Finance PLC 2.05% 2018[4]	8,050	7,964
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,673	4,360
Del Monte Corp. 7.625% 2019	3,500	3,644
Smithfield Foods, Inc. 7.75% 2017	750	883
Smithfield Foods, Inc. 5.25% 2018[4]	375	394
Smithfield Foods, Inc. 5.875% 2021[4]	300	308
Smithfield Foods, Inc. 6.625% 2022	1,870	1,992
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer staples — Food, beverage & tobacco (continued)	(000)	(000)

Marfrig Holdings (Europe) BV 9.875% 2017[4]	$ 1,715	$ 1,702
Marfrig Overseas Ltd. 9.50% 2020[4]	1,370	1,288
Marfrig Overseas Ltd. 9.50% 2020	125	117
BFF International Ltd. 7.25% 2020[4]	2,500	2,775
Constellation Brands, Inc. 8.375% 2014	550	588
Constellation Brands, Inc. 7.25% 2017	750	876
Constellation Brands, Inc. 6.00% 2022	500	536
Constellation Brands, Inc. 4.25% 2023	400	374
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,260
Cott Beverages Inc. 8.375% 2017	66	69
		644,348

Food & staples retailing 0.61%

Wal-Mart Stores, Inc. 2.875% 2015	11,550	11,916
Wal-Mart Stores, Inc. 2.80% 2016	11,500	12,051
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,828
Wal-Mart Stores, Inc. 2.55% 2023	11,875	10,854
Wal-Mart Stores, Inc. 4.75% 2043	2,750	2,761
Kroger Co. 7.50% 2014	6,500	6,515
Kroger Co. 3.90% 2015	10,000	10,531
Kroger Co. 6.40% 2017	13,000	14,901
Kroger Co. 5.15% 2043	11,070	10,801
CVS Caremark Corp. 1.20% 2016	2,500	2,504
CVS Caremark Corp. 2.25% 2018	2,500	2,501
CVS Caremark Corp. 4.00% 2023	26,500	26,454
CVS Caremark Corp. 5.30% 2043	4,755	4,919
Delhaize Group 6.50% 2017	16,205	18,207
Tesco PLC 5.50% 2017[4]	12,459	13,817
Rite Aid Corp. 10.25% 2019	40	45
Rite Aid Corp. 8.00% 2020	2,000	2,260
Ingles Markets, Inc. 5.75% 2023	1,600	1,576
		165,441

Household & personal products 0.00%

Procter & Gamble Co. 3.50% 2015	150	155

Industrials 2.99%
Capital goods 1.59%

General Electric Co. 0.85% 2015	13,000	13,066
General Electric Capital Corp., Series A, 2.25% 2015	19,500	20,106
General Electric Capital Corp. 1.50% 2016	6,718	6,793
General Electric Capital Corp. 2.95% 2016	2,790	2,922
General Electric Capital Corp. 2.30% 2017	5,000	5,142
General Electric Corp. 5.25% 2017	4,377	4,957
General Electric Capital Corp., Series A, 6.00% 2019	14,923	17,521
General Electric Co. 2.70% 2022	15,500	14,513
General Electric Capital Corp. 3.10% 2023	33,100	31,415
General Electric Co. 4.125% 2042	4,000	3,696
Volvo Treasury AB 5.95% 2015[4]	53,193	56,308
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	24,565	26,346
Ply Gem Industries, Inc. 9.375% 2017	1,980	2,148
Ply Gem Industries, Inc. 8.25% 2018	18,012	19,273
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials — Capital goods (continued)	(000)	(000)

JELD-WEN Escrow Corp. 12.25% 2017[4]	$18,700	$ 21,318
European Aeronautic Defence and Space Company 2.70% 2023[4]	21,400	19,502
Nortek Inc. 10.00% 2018	8,000	8,870
Nortek Inc. 8.50% 2021	8,645	9,617
United Technologies Corp. 1.80% 2017	3,660	3,718
United Technologies Corp. 4.50% 2042	14,195	13,788
US Investigations Services, Inc., Term Loan B, 4.75% 2015[1,2,3]	515	515
US Investigations Services, Inc., Term Loan D, 7.75% 2015[1,2,3]	4,872	4,862
US Investigations Services, Inc. 10.50% 2015[4]	7,200	6,462
US Investigations Services, Inc. 11.75% 2016[4]	6,610	4,693
DAE Aviation Holdings, Inc. 11.25% 2015[4]	12,558	12,613
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[1,2,3]	2,242	2,266
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[1,2,3]	1,016	1,027
BAE Systems Holdings Inc. 4.95% 2014[4]	13,505	13,740
HD Supply, Inc. 11.50% 2020	10,675	12,770
Euramax International, Inc. 9.50% 2016	12,510	12,604
Honeywell International Inc. 5.00% 2019	8,725	9,851
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[1,2,3]	8,585	8,685
BE Aerospace, Inc. 5.25% 2022	7,635	7,788
Builders Firstsource 7.625% 2021[4]	7,100	7,437
Raytheon Co. 6.75% 2018	4,030	4,774
ABB Finance (USA) Inc. 2.875% 2022	4,500	4,254
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	3,650	3,887
Esterline Technologies Corp. 7.00% 2020	3,475	3,770
Safway Group Holding 7.00% 2018[4]	2,000	2,120
Odebrecht Finance Ltd 7.125% 2042[4]	1,925	1,788
Precision Castparts Corp. 1.25% 2018	1,300	1,266
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.022% 2014[1,2,3]	1,637	893
		429,084

Transportation 1.24%

Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[2]	1,839	1,901
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[2]	60	64
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[2]	539	574
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[2]	34	36
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[2]	9,435	10,055
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	15,056	16,157
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[2]	209	223
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	7,438	8,142
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[2]	4,053	4,321
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[2]	236	263
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,4]	738	772
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[2]	10,706	11,750
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[2]	3,694	3,927
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	11,976	13,586
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	9,695	11,095
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[2]	673	713
Burlington Northern Santa Fe LLC 7.00% 2014	125	126
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,025
Burlington Northern Santa Fe LLC 5.75% 2018	6,535	7,454
Burlington Northern Santa Fe LLC 3.60% 2020	7,500	7,610
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,766
Burlington Northern Santa Fe LLC 3.05% 2022	4,500	4,221
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials — Transportation (continued)	(000)	(000)

Burlington Northern Santa Fe LLC 3.00% 2023	$11,430	$ 10,648
Burlington Northern Santa Fe LLC 3.85% 2023	4,100	4,034
Burlington Northern Santa Fe LLC 4.45% 2043	6,450	5,850
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[1,2,3]	45,504	42,319
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[2]	1,414	1,594
Union Pacific Corp. 5.125% 2014	8,430	8,473
Union Pacific Corp. 5.75% 2017	12,250	13,920
Union Pacific Corp. 4.00% 2021	12,500	13,047
Union Pacific Corp. 4.821% 2044[4]	2,395	2,320
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	10,490	10,831
Navios Logistics Finance (US) Inc., 9.25% 2019	375	406
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	8,080	8,282
Navios Maritime Holdings Inc. 7.375% 2022[4]	12,250	12,342
Norfolk Southern Corp. 5.75% 2016	3,390	3,705
Norfolk Southern Corp. 3.00% 2022	15,250	14,412
Canadian National Railway Co. 1.45% 2016	6,090	6,137
Canadian National Railway Co. 2.85% 2021	10,000	9,619
Brunswick Rail Finance Ltd. 6.50% 2017[4]	4,790	4,890
Brunswick Rail Finance Ltd. 6.50% 2017	4,610	4,706
CSX Corp. 7.375% 2019	7,500	9,104
CEVA Group PLC 11.625% 2016[4]	5,715	6,029
CEVA Group PLC 8.375% 2017[4]	209	220
Red de Carreteras de Occidente 9.00% 2028[2]	MXN61,570	4,268
Far East Capital Limited SA 8.00% 2018[4]	$ 1,415	1,262
Far East Capital Limited SA 8.75% 2020[4]	2,835	2,526
TRAC Intermodal 11.00% 2019	2,950	3,385
ENA Norte Trust 4.95% 2028[2,4]	3,329	3,229
Avianca Holdings SA, 8.375% 2020[4]	1,925	2,002
Watco Companies 6.375% 2023[4]	2,005	1,995
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[2,4]	1,875	1,973
ERAC USA Finance Co. 5.625% 2042[4]	1,000	1,022
Eletson Holdings Inc. 9.625% 2022[4]	900	927
HDTFS Inc. 5.875% 2020	800	833
		336,091

Commercial & professional services 0.16%

R.R. Donnelley & Sons Co. 7.25% 2018	4,075	4,646
R.R. Donnelley & Sons Co. 7.00% 2022	7,200	7,776
Republic Services, Inc. 3.80% 2018	2,000	2,119
Republic Services, Inc. 5.00% 2020	5,000	5,484
Republic Services, Inc. 3.55% 2022	500	482
Republic Services, Inc. 5.70% 2041	2,000	2,141
Waste Management, Inc. 2.60% 2016	3,330	3,439
Waste Management, Inc. 4.60% 2021	5,455	5,814
Iron Mountain Inc. 5.75% 2024	6,000	5,595
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	3,500	3,561
ADS Waste Escrow 8.25% 2020	650	709
		41,766

Health care 2.90%
Pharmaceuticals, biotechnology & life sciences 1.47%

AbbVie Inc. 1.75% 2017	13,250	13,234
AbbVie Inc. 2.90% 2022	60,170	56,258
AbbVie Inc. 4.40% 2042	5,000	4,664
inVentiv Health Inc. 9.00% 2018[4]	13,965	14,663
inVentiv Health Inc. 11.00% 2018[4]	19,255	17,089
inVentiv Health Inc. 11.00% 2018[4]	7,555	6,724
Roche Holdings, Inc. 6.00% 2019[4]	13,666	16,014
Roche Holdings, Inc. 7.00% 2039[4]	15,860	20,912
Schering-Plough Corp. 6.00% 2017	5,300	6,130
Merck & Co., Inc. 2.80% 2023	24,590	22,773
Gilead Sciences, Inc. 2.40% 2014	7,215	7,336
Gilead Sciences, Inc. 4.40% 2021	7,500	8,012
Gilead Sciences, Inc. 5.65% 2041	8,905	9,916
VPI Escrow Corp. 6.75% 2018[4]	4,650	5,132
VPI Escrow Corp. 6.375% 2020[4]	13,280	14,060
VPI Escrow Corp. 5.625% 2021[4]	2,560	2,579
VPI Escrow Corp. 7.50% 2021[4]	3,080	3,396
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	17,276
GlaxoSmithKline Capital Inc. 2.80% 2023	5,150	4,771
GlaxoSmithKline Capital Inc. 4.20% 2043	1,250	1,143
Thermo Fisher Scientific Inc. 1.30% 2017	14,130	14,078
Thermo Fisher Scientific Inc. 2.40% 2019	2,405	2,384
Thermo Fisher Scientific Inc. 4.15% 2024	5,000	4,954
Biogen Idec Inc. 6.875% 2018	17,000	20,052
Amgen Inc. 2.50% 2016	13,025	13,489
Amgen Inc. 5.375% 2043	1,845	1,895
INC Research LLC 11.50% 2019[4]	13,145	14,690
Pfizer Inc. 6.20% 2019	10,000	11,862
Forest Laboratories, Inc. 5.00% 2021[4]	11,115	11,184
Novartis Capital Corp. 4.125% 2014	11,025	11,068
Sanofi 0.557% 2014[1]	10,000	10,016
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	670	637
Teve Pharmaceutical Finance Company BV, 2.95% 2022	9,350	8,468
Patheon Inc., Term Loan B1, 7.25% 2018[1,2,3]	8,499	8,591
Johnson & Johnson 0.331% 2014[1]	5,000	5,001
PRA Holdings, Inc. 9.50% 2023[4]	4,380	4,687
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	3,020	3,043
		398,181

Health care equipment & services 1.43%

Express Scripts Inc. 2.75% 2014	14,500	14,783
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,647
Express Scripts Inc. 3.125% 2016	16,127	16,841
Express Scripts Inc. 2.65% 2017	16,945	17,472
Express Scripts Inc. 3.90% 2022	10,320	10,333
UnitedHealth Group Inc. 0.85% 2015	5,525	5,550
UnitedHealth Group Inc. 1.40% 2017	6,095	6,021
UnitedHealth Group Inc. 6.00% 2017	19,920	22,870
UnitedHealth Group Inc. 1.625% 2019	7,800	7,516
UnitedHealth Group Inc. 2.875% 2023	15,985	14,879
UnitedHealth Group Inc. 5.70% 2040	1,250	1,370
Baxter International Inc. 1.85% 2018	8,030	7,934
Baxter International Inc. 2.40% 2022	2,600	2,358
Baxter International Inc. 3.20% 2023	31,200	29,818
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[1,2,3]	1,701	1,716

Bonds, notes & other debt instruments
	Principal amount	Value
Health care — Health care equipment & services (continued)	(000)	(000)

Kinetic Concepts, Inc. 10.50% 2018	$20,815	$ 24,041
Kinetic Concepts, Inc. 12.50% 2019	7,860	8,921
Cardinal Health, Inc. 4.00% 2015	3,990	4,177
Cardinal Health, Inc. 1.90% 2017	3,550	3,559
Cardinal Health, Inc. 1.70% 2018	4,935	4,832
Cardinal Health, Inc. 3.20% 2023	10,925	10,232
Coventry Health Care, Inc. 6.30% 2014	11,395	11,797
Aetna Inc. 1.50% 2017	6,730	6,634
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[1,2,3]	3,350	3,400
PTS Acquisition Corp. 9.75% 2017	€8,775	12,572
WellPoint, Inc. 2.30% 2018	$13,940	13,837
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,3,7]	3,591	3,591
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,3,7]	2,715	2,715
Rotech Healthcare Inc., Term Loan, 13.00% 2020[12,3,5,7]	5,216	5,216
Tenet Healthcare Corp. 6.00% 2020[4]	9,830	10,279
Tenet Healthcare Corp. 4.50% 2021	1,300	1,237
Symbion Inc. 8.00% 2016	10,050	10,703
DJO Finance LLC 9.75% 2017	6,175	6,314
DJO Finance LLC 7.75% 2018	995	1,017
DJO Finance LLC 8.75% 2018	1,980	2,183
DJO Finance LLC 9.875% 2018	910	983
VWR Funding, Inc. 7.25% 2017	9,190	9,902
Boston Scientific Corp. 6.00% 2020	8,075	9,272
Select Medical Holdings Corp. 6.375% 2021	8,570	8,420
HCA Inc. 6.50% 2020	5,745	6,327
HCA Inc. 5.875% 2023	2,070	2,049
DENTSPLY International Inc. 2.75% 2016	5,620	5,786
Humana Inc. 4.625% 2042	5,350	4,823
Dignity Health 3.125% 2022	4,100	3,665
ConvaTec Finance International SA 8.25% 2019[4,5]	3,500	3,592
Apria Healthcare Group Inc., Term Loan B, 6.75% 2020[1,2,3]	2,814	2,828
Centene Corp. 5.75% 2017	2,565	2,738
IMS Health Inc. 7.375% 2018[4,5]	2,325	2,430
McKesson Corp. 3.25% 2016	1,580	1,647
McKesson Corp. 1.40% 2018	370	356
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,212
Multiplan Inc. 9.875% 2018[4]	980	1,083
HealthSouth Corp. 5.75% 2024	705	700
		385,178

Telecommunication services 2.83%

Verizon Communications Inc. 1.773% 2016[1]	4,850	5,000
Verizon Communications Inc. 3.00% 2016	24,000	25,039
Verizon Communications Inc. 1.993% 2018[1]	11,150	11,737
Verizon Communications Inc. 8.50% 2018	8,000	10,135
Verizon Communications Inc. 8.75% 2018	3,246	4,156
Verizon Communications Inc. 5.15% 2023	65,240	70,072
Verizon Communications Inc. 6.55% 2043	71,290	83,425
Sprint Nextel Corp. 8.375% 2017	5,075	5,900
Sprint Nextel Corp. 9.125% 2017	9,250	10,915
Sprint Nextel Corp. 7.00% 2020	6,700	7,286
Sprint Nextel Corp. 11.50% 2021	6,550	8,613
Sprint Corp. 7.875% 2023[4]	27,675	29,820
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

Wind Acquisition SA 11.75% 2017[4]	$27,212	$ 28,981
Wind Acquisition SA 11.75% 2017	€9,600	14,067
Wind Acquisition SA 7.25% 2018[4]	$10,075	10,654
Wind Acquisition SA 7.25% 2018[4]	1,600	1,684
Deutsche Telekom International Finance BV 4.875% 2014	16,250	16,597
Deutsche Telekom International Finance BV 3.125% 2016[4]	15,300	15,943
Deutsche Telekom International Finance BV 2.25% 2017[4]	9,550	9,690
Deutsche Telekom International Finance BV 9.25% 2032	8,744	12,957
Telefónica Emisiones, SAU 3.992% 2016	14,500	15,266
Telefónica Emisiones, SAU 3.192% 2018	30,405	30,982
NII Capital Corp. 10.00% 2016	19,525	10,446
NII Capital Corp. 7.875% 2019[4]	4,825	3,667
NII Capital Corp. 8.875% 2019	9,975	4,339
NII Capital Corp. 11.375% 2019[4]	17,325	14,553
NII Capital Corp. 7.625% 2021	23,655	9,876
Telecom Italia Capital SA 6.999% 2018	13,887	15,449
Telecom Italia Capital SA 7.175% 2019	10,210	11,512
Telecom Italia Capital SA 7.20% 2036	3,179	3,076
Telecom Italia Capital SA 7.721% 2038	11,255	11,311
T-Mobile US, Inc. 6.542% 2020	4,100	4,382
MetroPCS Wireless, Inc. 6.25% 2021[4]	13,425	13,979
MetroPCS Wireless, Inc. 6.625% 2023[4]	18,450	19,119
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[1,2,3]	19,204	19,272
Cricket Communications, Inc. 7.75% 2020	14,200	16,241
Koninklijke KPN NV 8.375% 2030	24,489	31,051
Frontier Communications Corp. 8.125% 2018	1,500	1,721
Frontier Communications Corp. 8.50% 2020	2,950	3,319
Frontier Communications Corp. 9.25% 2021	2,450	2,836
Frontier Communications Corp. 8.75% 2022	1,275	1,422
Frontier Communications Corp. 7.125% 2023	4,575	4,563
Frontier Communications Corp. 7.625% 2024	11,400	11,428
France Télécom 4.375% 2014	11,440	11,658
France Télécom 2.125% 2015	8,730	8,901
France Télécom 4.125% 2021	2,025	2,051
LightSquared, Term Loan B, 12.00% 2014[2,3,5,8]	18,669	22,309
AT&T Inc. 0.90% 2016	10,000	9,954
AT&T Inc. 1.40% 2017	12,015	11,851
Intelsat Jackson Holding Co. 7.25% 2020	3,500	3,846
Intelsat Jackson Holding Co. 6.625% 2022[4]	14,580	15,090
Digicel Group Ltd. 8.25% 2020[4]	9,150	9,527
Digicel Group Ltd. 6.00% 2021[4]	4,100	3,967
América Móvil, SAB de CV 2.375% 2016	3,000	3,102
América Móvil, SAB de CV 5.00% 2020	6,700	7,282
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,958
Trilogy International Partners, LLC 10.25% 2016[4]	$ 9,250	9,296
Level 3 Communications, Inc. 11.875% 2019	1,000	1,155
		764,428

Utilities 2.76%

MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	226
MidAmerican Energy Holdings Co. 5.75% 2018	35,700	40,772
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	8,025	9,567
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,940	12,102
Bonds, notes & other debt instruments
	Principal amount	Value
Utilities (continued)	(000)	(000)

NV Energy, Inc 6.25% 2020	$26,198	$30,473
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,220
MidAmerican Energy Holdings Co. 3.75% 2023[4]	13,400	13,074
MidAmerican Energy Holdings Co. 5.15% 2043[4]	13,500	13,616
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	17,750	20,951
CMS Energy Corp. 8.75% 2019	1,875	2,373
CMS Energy Corp. 6.25% 2020	3,106	3,592
Consumers Energy Co. 2.85% 2022	12,500	11,914
CMS Energy Corp. 5.05% 2022	30,864	33,330
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	56,053
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	4,500	4,356
Niagara Mohawk Power 3.553% 2014[4]	14,850	15,173
National Grid PLC 6.30% 2016	35,805	40,287
PG&E Corp. 5.75% 2014	2,000	2,025
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,005
Pacific Gas and Electric Co. 2.45% 2022	7,500	6,735
Pacific Gas and Electric Co. 3.25% 2023	15,700	14,898
Pacific Gas and Electric Co. 3.85% 2023	2,940	2,925
Pacific Gas and Electric Co. 5.125% 2043	10,140	10,474
CenterPoint Energy Resources Corp. 4.50% 2021	35,031	37,375
Teco Finance, Inc. 6.75% 2015	15,546	16,433
Teco Finance, Inc. 4.00% 2016	2,030	2,153
Teco Finance, Inc. 6.572% 2017	376	435
Teco Finance, Inc. 5.15% 2020	9,477	10,396
Tampa Electric Co. 2.60% 2022	1,900	1,752
Tampa Electric Co. 4.10% 2042	5,060	4,554
FirstEnergy Corp., Series A, 2.75% 2018	18,500	18,187
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	16,280
Iberdrola Finance Ireland 3.80% 2014[4]	13,099	13,364
Scottish Power PLC 5.375% 2015	12,000	12,579
Iberdrola Finance Ireland 5.00% 2019[4]	4,000	4,307
Progress Energy, Inc. 6.05% 2014	2,100	2,123
Progress Energy, Inc. 7.05% 2019	8,840	10,602
Duke Energy Corp. 3.95% 2023	4,800	4,803
Progress Energy, Inc. 7.00% 2031	750	906
Progress Energy, Inc. 7.75% 2031	3,920	5,049
Duke Energy Indiana, Inc. 4.90% 2043	5,860	6,072
Ohio Power Co., Series H, 4.85% 2014	5,965	5,974
American Electric Power Co. 1.65% 2017	7,900	7,744
American Electric Power Co. 2.95% 2022	16,621	15,376
Public Service Co. of Colorado 5.80% 2018	9,606	11,125
Public Service Co. of Colorado 3.20% 2020	5,000	5,027
Xcel Energy Inc. 4.70% 2020	500	549
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,875	8,550
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,536
Virginia Electric and Power Co. 1.20% 2018	9,600	9,325
Virginia Electric and Power Co. 2.95% 2022	3,535	3,416
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	12,000	13,725
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	3,088
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	1,055	1,175
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	610	570
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,729
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	1,000	1,153
Bonds, notes & other debt instruments
	Principal amount	Value
Utilities (continued)	(000)	(000)

E.ON International Finance BV 5.80% 2018[4]	$16,500	$ 18,898
Entergy Corp. 4.70% 2017	9,900	10,649
Entergy Arkansas, INC 3.05% 2023	6,100	5,690
Enel Finance International SA 3.875% 2014[4]	1,235	1,262
Enel Finance International SA 5.125% 2019[4]	2,000	2,137
Enel Società per Azioni 8.75% 2073[1,4]	9,500	10,355
Veolia Environnement 6.00% 2018	10,530	11,955
AES Corp. 7.75% 2015	6,575	7,298
AES Corp. 8.00% 2020	2,350	2,761
TXU, Term Loan, 3.739% 2017[1,2,3]	14,373	9,928
Midwest Generation, LLC, Series B, 8.56% 2016[2,8]	7,968	9,164
CEZ, a s 4.25% 2022[4]	7,230	7,259
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	6,299
Colbun SA 6.00% 2020[4]	5,400	5,814
PSEG Power LLC 2.75% 2016	3,140	3,253
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,476
Consolidated Edison Company of New York, Inc. Series 2013-A, 3.95% 2043	5,280	4,660
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,320
Comision Federal de Electricidad 4.875% 2024[4]	2,500	2,488
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	1,553	1,644
		745,883

Materials 1.67%

Xstrata Canada Financial Corp. 2.05% 2015[1,4]	2,000	2,026
Xstrata Canada Financial Corp. 3.60% 2017[4]	9,750	10,174
Glencore Xstrata LLC 1.604% 2019[1,4]	19,275	18,796
Glencore Xstrata LLC 2.50% 2019[4]	12,500	12,112
Xstrata Canada Financial Corp. 4.95% 2021[4]	20,315	20,584
Xstrata Canada Financial Corp. 4.25% 2022[1,4]	2,600	2,480
Glencore Xstrata LLC 4.125% 2023[4]	21,985	20,552
Xstrata Canada Financial Corp. 5.55% 2042[1,4]	1,000	927
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	8,908
BHP Billiton Finance (USA) Ltd. 5.00% 2043	38,780	39,439
Rio Tinto Finance (USA) Ltd. 1.375% 2016	2,000	2,032
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,813
Rio Tinto Finance (USA) Ltd. 1.625% 2017	11,000	11,001
Rio Tinto Finance (USA) Ltd. 9.00% 2019	10,170	13,286
FMG Resources 7.00% 2015[4]	1,827	1,899
FMG Resources 6.00% 2017[4]	16,255	17,352
FMG Resources 6.875% 2018[4]	8,365	8,825
FMG Resources 8.25% 2019[4]	2,350	2,647
FMG Resources 6.875% 2022[4]	4,625	5,064
Mosaic Co. 4.25% 2023	15,200	15,017
Mosaic Co. 5.625% 2043	9,955	10,101
Reynolds Group Inc. 9.875% 2019	1,480	1,654
Reynolds Group Inc. 5.75% 2020	16,785	17,205
Inmet Mining Corp. 8.75% 2020[4]	11,480	12,513
Inmet Mining Corp. 7.50% 2021[4]	5,575	5,854
Newcrest Finance Pty Ltd. 4.45% 2021[4]	20,625	17,162
ArcelorMittal 5.00% 2017[1]	500	539
ArcelorMittal 6.00% 2021[1]	1,875	1,997
ArcelorMittal 6.75% 2022[1]	2,375	2,595
ArcelorMittal 7.25% 2041[1]	12,095	11,611
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

Cliffs Natural Resources Inc. 3.95% 2018	$ 2,500	$ 2,526
Cliffs Natural Resources Inc. 4.875% 2021	12,075	11,746
Cliffs Natural Resources Inc. 6.25% 2040	1,725	1,470
Teck Resources Ltd. 4.75% 2022	10,320	10,422
Teck Resources Ltd. 6.25% 2041	1,750	1,742
Teck Resources Ltd. 5.40% 2043	250	228
CEMEX SAB de CV 5.875% 2019[4]	6,000	6,030
CEMEX España, SA 9.25% 2020[4]	1,126	1,241
CEMEX Finance LLC 9.375% 2022[4]	4,075	4,615
E.I. du Pont de Nemours and Co. 5.25% 2016	500	561
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,162
Ecolab Inc. 3.00% 2016	7,320	7,674
Ecolab Inc. 5.50% 2041	750	803
JMC Steel Group Inc. 8.25% 2018[4]	8,075	8,176
Dow Chemical Co. 5.70% 2018	1,004	1,148
Dow Chemical Co. 3.00% 2022	7,500	6,997
International Paper Co. 7.95% 2018	4,500	5,469
International Paper Co. 4.75% 2022	1,500	1,573
Ryerson Inc. 9.00% 2017	400	425
Ryerson Inc. 11.25% 2018	6,075	6,470
Packaging Corp. of America 4.50% 2023	6,085	6,103
LSB Industries, Inc. 7.75% 2019[4]	5,000	5,275
Walter Energy, Inc. 9.50% 2019[4]	3,250	3,445
Walter Energy, Inc. 9.875% 2020	1,525	1,327
Taminco Global Chemical Corp. 9.75% 2020[4]	3,750	4,275
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,675
Holcim Ltd. 6.00% 2019[4]	1,607	1,818
Holcim Ltd. 5.15% 2023[4]	1,665	1,710
Inversiones CMPC SA 4.375% 2023[4]	3,000	2,807
Barrick Gold Corp. 3.85% 2022	3,000	2,703
Yara International ASA 7.875% 2019[4]	2,175	2,628
Newpage Corp., Term Loan B, 7.75% 2018[1,2,3]	2,485	2,544
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.75% 2020[1,2,3]	1,190	1,200
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	1,250	1,339
Ball Corp. 5.75% 2021	1,850	1,956
Ball Corp. 5.00% 2022	530	527
Georgia-Pacific Corp. 5.40% 2020[4]	2,000	2,235
OMNOVA Solutions Inc. 7.875% 2018	2,000	2,160
PQ Corp. 8.75% 2018[4]	1,375	1,502
Caraustar, Term Loan, 7.50% 2019[1,2,3]	1,381	1,418
Graphic Packaging International, Inc. 4.75% 2021	1,420	1,409
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,346
Georgia Gulf Corp. 4.625% 2021[4]	250	246
Georgia Gulf Corp. 4.875% 2023[4]	1,065	1,010
Packaging Dynamics Corp. 8.75% 2016[4]	985	1,015
Praxair, Inc. 4.625% 2015	500	525
		449,841

Information technology 0.86%
Software & services 0.60%

First Data Corp., Term Loan 1L, 4.164% 2017[1,2,3]	5,000	5,016
First Data Corp. 8.25% 2021[4]	2,843	3,038
First Data Corp. 11.75% 2021[4]	46,330	49,110

Bonds, notes & other debt instruments
	Principal amount	Value
Information technology — Software & services (continued)	(000)	(000)

First Data Corp. 11.75% 2021[4]	$ 7,100	$ 7,526
First Data Corp. 12.625% 2021	11,595	13,668
First Data Corp. 8.75% 2022[1,4,5]	6,077	6,518
International Business Machines Corp. 2.00% 2016	12,500	12,835
International Business Machines Corp. 1.625% 2020	19,750	18,525
International Business Machines Corp. 3.375% 2023	1,000	975
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,3]	12,787	12,686
SRA International, Inc. 11.00% 2019	12,080	12,624
SunGard Data Systems Inc. 7.375% 2018	3,915	4,155
SunGard Data Systems Inc. 7.625% 2020	5,436	5,952
Oracle Corp. 2.375% 2019	3,500	3,533
Oracle Corp 3.625% 2023	2,195	2,178
eBay Inc. 1.35% 2017	2,300	2,288
Compucom Systems Inc., 7.00% 2021[4]	700	698
		161,325

Semiconductors & semiconductor equipment 0.13%

Freescale Semiconductor, Inc. 10.75% 2020	4,470	5,096
Freescale Semiconductor, Inc. 5.00% 2021[4]	12,220	11,914
Freescale Semiconductor, Inc. 6.00% 2022[4]	5,250	5,329
Samsung Electronics America, Inc. 1.75% 2017[4]	7,400	7,356
National Semiconductor Corp. 6.60% 2017	6,000	7,015
		36,710

Technology hardware & equipment 0.13%

Xerox Corp. 2.95% 2017	11,535	11,846
Xerox Corp. 2.75% 2019	5,000	4,959
Alcatel-Lucent USA Inc. 4.625% 2017[4]	8,475	8,528
Alcatel-Lucent USA Inc. 6.75% 2020[4]	225	234
Alcatel-Lucent USA Inc. 8.875% 2020[4]	5,335	5,975
Hewlett-Packard Co. 0.638% 2014[1]	2,000	2,001
Hughes Satellite Systems Corp. 7.625% 2021	575	644
		34,187

Total corporate bonds, notes & loans		8,745,341

U.S. Treasury bonds & notes 29.80%
U.S. Treasury 24.38%

U.S. Treasury 0.25% 2015	149,000	148,680
U.S. Treasury 0.25% 2015	20,000	19,973
U.S. Treasury 0.375% 2015[9]	36,390	36,446
U.S. Treasury 0.25% 2016	18,325	18,214
U.S. Treasury 0.25% 2016	6,000	5,969
U.S. Treasury 0.625% 2016	352,500	351,069
U.S. Treasury 0.625% 2016	227,000	227,275
U.S. Treasury 0.875% 2016	259,250	260,800
U.S. Treasury 1.00% 2016	394,375	397,794
U.S. Treasury 1.50% 2016[9]	477,500	488,540
U.S. Treasury 1.50% 2016	58,095	59,422
U.S. Treasury 1.75% 2016	25,000	25,726
U.S. Treasury 5.125% 2016	16,300	18,066
U.S. Treasury 7.50% 2016	45,000	53,648
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 0.75% 2017	$ 25,000	$ 24,737
U.S. Treasury 0.875% 2017	128,350	127,969
U.S. Treasury 1.00% 2017	776,901	778,688
U.S. Treasury 4.625% 2017	50,000	55,771
U.S. Treasury 8.75% 2017	25,000	31,432
U.S. Treasury 1.25% 2018	276,450	270,393
U.S. Treasury 1.25% 2018	116,500	114,156
U.S. Treasury 1.375% 2018	6,885	6,798
U.S. Treasury 1.50% 2018	500	497
U.S. Treasury 2.375% 2018	20,000	20,755
U.S. Treasury 1.00% 2019	100,000	94,328
U.S. Treasury 1.125% 2019	80,000	76,759
U.S. Treasury 1.25% 2019	60,000	58,097
U.S. Treasury 2.00% 2020	22,000	21,392
U.S. Treasury 2.375% 2020	7,600	7,562
U.S. Treasury 3.625% 2021	67,000	72,229
U.S. Treasury 8.00% 2021	500	694
U.S. Treasury 1.625% 2022	469,893	423,529
U.S. Treasury 1.625% 2022	74,553	67,634
U.S. Treasury 1.75% 2023	61,225	55,089
U.S. Treasury 2.00% 2023	93,929	86,987
U.S. Treasury 2.50% 2023	896,740	859,606
U.S. Treasury 2.75% 2023	257,850	251,827
U.S. Treasury 6.875% 2025	77,500	105,346
U.S. Treasury 6.00% 2026	23,325	29,726
U.S. Treasury 6.50% 2026	17,800	23,732
U.S. Treasury 6.125% 2029	15,800	20,708
U.S. Treasury 4.50% 2036	63,707	70,675
U.S. Treasury 3.50% 2039	6,500	6,100
U.S. Treasury 3.75% 2041	15,000	14,569
U.S. Treasury 2.75% 2042	11,150	8,802
U.S. Treasury 2.75% 2042	4,250	3,347
U.S. Treasury 3.00% 2042	8,951	7,477
U.S. Treasury 3.125% 2042	14,800	12,712
U.S. Treasury 2.875% 2043	343,745	277,495
U.S. Treasury 3.125% 2043	3,250	2,772
U.S. Treasury 3.625% 2043	277,225	260,785
U.S. Treasury 3.75% 2043	127,150	122,414
		6,585,211

U.S. Treasury inflation-protected securities[10] 5.42%

U.S. Treasury Inflation-Protected Security 2.00% 2014	387,359	387,244
U.S. Treasury Inflation-Protected Security 2.00% 2014	86,737	88,692
U.S. Treasury Inflation-Protected Security 0.50% 2015	125,054	127,882
U.S. Treasury Inflation-Protected Security 1.625% 2015	137,446	141,665
U.S. Treasury Inflation-Protected Security 1.875% 2015	36,030	38,000
U.S. Treasury Inflation-Protected Security 2.375% 2017	40,537	44,630
U.S. Treasury Inflation-Protected Security 0.125% 2018	124,280	126,785
U.S. Treasury Inflation-Protected Security 1.375% 2020	12,961	13,921
U.S. Treasury Inflation-Protected Security 0.625% 2021	15,016	15,242
U.S. Treasury Inflation-Protected Security 0.125% 2022	17,490	16,749
U.S. Treasury Inflation-Protected Security 0.125% 2023	32,583	30,757
U.S. Treasury Inflation-Protected Security 0.375% 2023	96,539	93,044
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury inflation-protected securities[10] (continued)	(000)	(000)

U.S. Treasury Inflation-Protected Security 2.00% 2026	$ 28,243	$ 31,281
U.S. Treasury Inflation-Protected Security 1.75% 2028	9,365	10,022
U.S. Treasury Inflation-Protected Security 0.75% 2042	116,447	93,584
U.S. Treasury Inflation-Protected Security 0.625% 2043	268,345	206,226
		1,465,724
Total U.S. Treasury bonds & notes		8,050,935

Mortgage-backed obligations 22.53%
Federal agency mortgage-backed obligations[2] 17.65%

Fannie Mae 3.417% 2017[1]	3,960	4,209
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	1,101	1,157
Fannie Mae 5.50% 2019	36	38
Fannie Mae 5.50% 2020	3,456	3,677
Fannie Mae 5.50% 2020	475	510
Fannie Mae 11.054% 2020[1]	41	45
Fannie Mae 5.00% 2023	2,302	2,475
Fannie Mae 5.50% 2023	13,457	14,567
Fannie Mae 5.50% 2023	13,122	14,215
Fannie Mae 6.00% 2023	324	356
Fannie Mae 4.50% 2024	7,355	7,848
Fannie Mae 6.00% 2024	3,386	3,706
Fannie Mae 4.50% 2025	9,309	9,926
Fannie Mae 4.50% 2025	5,781	6,165
Fannie Mae 4.50% 2025	5,711	6,089
Fannie Mae, Series 2001-4, Class GA, 9.533% 2025[1]	122	141
Fannie Mae, Series 2001-4, Class NA, 10.65% 2025[1]	184	204
Fannie Mae 2.461% 2026[1]	269	282
Fannie Mae 6.00% 2026	8,545	9,350
Fannie Mae 2.50% 2027	27,427	27,246
Fannie Mae 2.50% 2027	19,574	19,445
Fannie Mae 2.50% 2027	14,153	14,060
Fannie Mae 2.50% 2027	13,976	13,884
Fannie Mae 2.50% 2027	13,860	13,768
Fannie Mae 2.50% 2027	13,795	13,704
Fannie Mae 2.50% 2027	12,193	12,113
Fannie Mae 2.50% 2027	7,774	7,705
Fannie Mae 2.50% 2027	5,540	5,491
Fannie Mae 2.50% 2027	4,566	4,536
Fannie Mae 2.50% 2027	3,192	3,164
Fannie Mae 2.50% 2027	2,403	2,382
Fannie Mae 2.50% 2027	2,186	2,171
Fannie Mae 2.50% 2027	1,845	1,829
Fannie Mae 2.50% 2027	1,647	1,633
Fannie Mae 2.50% 2027	1,511	1,497
Fannie Mae 2.50% 2027	910	902
Fannie Mae 2.50% 2027	742	735
Fannie Mae 2.50% 2027	734	727
Fannie Mae 3.00% 2027	66,382	67,943
Fannie Mae 3.00% 2027	58,886	60,270
Fannie Mae 3.00% 2027	23,666	24,222
Fannie Mae 3.00% 2027	23,166	23,708
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 3.00% 2027	$20,185	$ 20,659
Fannie Mae 5.50% 2027	3,263	3,586
Fannie Mae 2.50% 2028	26,434	26,200
Fannie Mae 2.50% 2028	13,830	13,709
Fannie Mae 2.50% 2028	7,503	7,436
Fannie Mae 2.50% 2028	1,985	1,970
Fannie Mae 2.50% 2028	1,981	1,966
Fannie Mae 2.50% 2028	1,980	1,965
Fannie Mae 2.50% 2028	1,979	1,965
Fannie Mae 2.50% 2028	1,979	1,965
Fannie Mae 2.50% 2028	1,980	1,963
Fannie Mae 2.50% 2028	1,973	1,959
Fannie Mae 2.50% 2028	990	983
Fannie Mae 2.50% 2028	987	980
Fannie Mae 2.50% 2028	985	978
Fannie Mae 2.50% 2028	982	974
Fannie Mae 2.50% 2028	973	966
Fannie Mae 3.00% 2028	99,051	101,376
Fannie Mae 6.00% 2028	1,951	2,132
Fannie Mae 6.00% 2028	1,036	1,134
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,121	1,112
Fannie Mae 2.50% 2029	75,899	75,140
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	266	312
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,226	2,457
Fannie Mae, Series 2001-20, Class E, 9.572% 2031[1]	26	29
Fannie Mae 6.50% 2032	124	133
Fannie Mae 4.50% 2034	32,928	35,079
Fannie Mae 6.50% 2034	500	542
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	2,512	2,779
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	3,380	3,144
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	2,748	2,532
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	813	733
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	2,400	2,632
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	8,522	9,412
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	5,488	6,067
Fannie Mae 6.50% 2036	4,210	4,683
Fannie Mae 6.50% 2036	2,850	3,267
Fannie Mae 7.00% 2036	762	866
Fannie Mae 7.00% 2036	480	544
Fannie Mae 7.50% 2036	359	410
Fannie Mae 8.00% 2036	416	477
Fannie Mae 1.844% 2037[1]	2,969	3,099
Fannie Mae 2.233% 2037[1]	2,452	2,606
Fannie Mae 2.344% 2037[1]	4,443	4,724
Fannie Mae 2.527% 2037[1]	4,740	5,041
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	8,281	9,019
Fannie Mae 6.00% 2037	2,439	2,631
Fannie Mae 6.00% 2037	1,013	1,093
Fannie Mae 6.00% 2037	840	931
Fannie Mae 6.00% 2037	604	670
Fannie Mae 6.00% 2037	390	432
Fannie Mae 6.50% 2037	3,848	4,249
Fannie Mae 6.50% 2037	2,443	2,672
Fannie Mae 6.50% 2037	2,332	2,586
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 6.50% 2037	$ 344	$ 384
Fannie Mae 7.00% 2037	1,302	1,465
Fannie Mae 7.00% 2037	1,298	1,461
Fannie Mae 7.00% 2037	996	1,119
Fannie Mae 7.00% 2037	243	265
Fannie Mae 7.00% 2037	168	186
Fannie Mae 7.00% 2037	121	132
Fannie Mae 7.50% 2037	413	472
Fannie Mae 7.50% 2037	390	446
Fannie Mae 7.50% 2037	317	363
Fannie Mae 7.50% 2037	303	346
Fannie Mae 7.50% 2037	246	281
Fannie Mae 7.50% 2037	181	207
Fannie Mae 7.50% 2037	166	190
Fannie Mae 7.50% 2037	124	141
Fannie Mae 7.50% 2037	122	140
Fannie Mae 7.50% 2037	110	125
Fannie Mae 7.50% 2037	109	125
Fannie Mae 7.50% 2037	67	70
Fannie Mae 7.50% 2037	26	30
Fannie Mae 8.00% 2037	119	137
Fannie Mae 2.63% 2038[1]	2,039	2,168
Fannie Mae 3.568% 2038[1]	4,308	4,582
Fannie Mae 5.337% 2038[1]	383	409
Fannie Mae 5.50% 2038	58	64
Fannie Mae 6.00% 2038	2,235	2,474
Fannie Mae 6.50% 2038	66,160	74,673
Fannie Mae 3.517% 2039[1]	2,956	3,144
Fannie Mae 3.587% 2039[1]	7,560	7,940
Fannie Mae 3.63% 2039[1]	1,815	1,927
Fannie Mae 3.724% 2039[1]	359	378
Fannie Mae 3.779% 2039[1]	929	980
Fannie Mae 3.79% 2039[1]	1,939	2,036
Fannie Mae 3.876% 2039[1]	2,580	2,724
Fannie Mae 3.935% 2039[1]	800	842
Fannie Mae 3.94% 2039[1]	1,205	1,278
Fannie Mae 3.962% 2039[1]	905	962
Fannie Mae 3.987% 2039[1]	4,651	4,946
Fannie Mae 4.50% 2039	21,590	22,928
Fannie Mae 5.00% 2039	18,454	20,183
Fannie Mae 5.50% 2039	15,194	16,712
Fannie Mae 5.50% 2039	2,340	2,578
Fannie Mae 3.207% 2040[1]	20,789	21,847
Fannie Mae 3.599% 2040[1]	3,786	4,027
Fannie Mae 4.00% 2040	6,227	6,430
Fannie Mae 4.194% 2040[1]	1,238	1,312
Fannie Mae 4.395% 2040[1]	4,412	4,687
Fannie Mae 4.50% 2040	4,869	5,170
Fannie Mae 4.50% 2040	359	381
Fannie Mae 5.00% 2040	2,236	2,440
Fannie Mae 5.50% 2040	10,161	11,222
Fannie Mae 5.50% 2040	1,084	1,194
Fannie Mae 2.923% 2041[1]	2,892	2,989
Fannie Mae 3.51% 2041[1]	1,486	1,541
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 3.556% 2041[1]	$ 9,689	$ 10,072
Fannie Mae 3.771% 2041[1]	4,326	4,615
Fannie Mae 4.00% 2041	10,798	11,148
Fannie Mae 4.00% 2041	6,324	6,530
Fannie Mae 4.00% 2041	5,221	5,391
Fannie Mae 4.00% 2041	3,599	3,717
Fannie Mae 4.50% 2041	23,153	24,603
Fannie Mae 4.50% 2041	18,716	19,888
Fannie Mae 4.50% 2041	9,081	9,659
Fannie Mae 4.50% 2041	8,335	8,876
Fannie Mae 4.50% 2041	5,199	5,521
Fannie Mae 4.50% 2041	1,056	1,122
Fannie Mae 5.00% 2041	14,973	16,340
Fannie Mae 5.00% 2041	12,421	13,557
Fannie Mae 5.00% 2041	6,590	7,236
Fannie Mae 5.00% 2041	5,054	5,550
Fannie Mae 5.00% 2041	3,279	3,599
Fannie Mae 5.00% 2041	2,276	2,498
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	3,018	3,519
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	813	917
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	1,712	2,008
Fannie Mae 3.00% 2042	171,079	162,906
Fannie Mae 3.00% 2042	6,298	5,998
Fannie Mae 3.50% 2042	41,229	41,012
Fannie Mae 3.50% 2042	22,635	22,530
Fannie Mae 3.50% 2042	19,375	19,273
Fannie Mae 3.50% 2042	11,645	11,594
Fannie Mae 3.50% 2042	6,581	6,552
Fannie Mae 3.50% 2042	4,447	4,426
Fannie Mae 3.50% 2042	4,339	4,319
Fannie Mae 3.50% 2042	4,154	4,134
Fannie Mae 3.50% 2042	1,856	1,846
Fannie Mae 3.50% 2042	1,044	1,039
Fannie Mae 4.00% 2042	96,758	99,847
Fannie Mae 4.00% 2042	54,297	56,055
Fannie Mae 4.00% 2042	39,956	41,171
Fannie Mae 4.00% 2042	19,292	19,908
Fannie Mae 4.00% 2042	17,716	18,291
Fannie Mae, Series 2002-W1, Class 2A, 6.68% 2042[1]	2,414	2,816
Fannie Mae 3.00% 2043	68,250	64,997
Fannie Mae 3.00% 2043	52,454	49,954
Fannie Mae 3.00% 2043	31,842	30,322
Fannie Mae 3.00% 2043	28,870	27,495
Fannie Mae 3.00% 2043	18,288	17,394
Fannie Mae 3.00% 2043	10,376	9,869
Fannie Mae 3.00% 2043	10,230	9,742
Fannie Mae 3.00% 2043	9,754	9,289
Fannie Mae 3.00% 2043	9,721	9,105
Fannie Mae 3.00% 2043	7,669	7,303
Fannie Mae 3.00% 2043	7,405	7,051
Fannie Mae 3.00% 2043	7,250	6,904
Fannie Mae 3.00% 2043	5,480	5,211
Fannie Mae 3.00% 2043	4,354	4,142
Fannie Mae 3.00% 2043	2,925	2,739
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 4.00% 2043	$ 12,887	$ 13,298
Fannie Mae 3.00% 2044	718,779	682,559
Fannie Mae 3.50% 2044	79,160	78,659
Fannie Mae 4.50% 2044	488,702	517,967
Fannie Mae 6.00% 2047	160	176
Fannie Mae 6.50% 2047	201	223
Fannie Mae 6.50% 2047	119	132
Fannie Mae 7.00% 2047	524	580
Fannie Mae 7.00% 2047	38	42
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,673
Freddie Mac 5.50% 2019	1,797	1,910
Freddie Mac, Series 2626, Class NG, 3.50% 2023	139	144
Freddie Mac 5.00% 2023	2,287	2,446
Freddie Mac 5.00% 2023	84	90
Freddie Mac 5.00% 2023	13	14
Freddie Mac, Series 1617, Class PM, 6.50% 2023	586	649
Freddie Mac 5.00% 2024	5,633	6,091
Freddie Mac 6.00% 2026	4,506	4,937
Freddie Mac 6.00% 2026	3,880	4,253
Freddie Mac 5.50% 2027	2,358	2,592
Freddie Mac 6.00% 2027	28,780	31,543
Freddie Mac 4.50% 2029	1,207	1,295
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,000	1,108
Freddie Mac, Series 2122, Class QM, 6.25% 2029	1,560	1,731
Freddie Mac 4.50% 2030	3,074	3,309
Freddie Mac 2.476% 2035[1]	4,497	4,745
Freddie Mac, Series 3061, Class PN, 5.50% 2035	11,894	13,008
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	2,256	2,075
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	1,999	1,878
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	1,970	1,811
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	1,771	1,643
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	33	30
Freddie Mac 4.50% 2036	2,344	2,488
Freddie Mac, Series 3257, Class PA, 5.50% 2036	18,396	20,138
Freddie Mac, Series 3233, Class PA, 6.00% 2036	13,747	15,228
Freddie Mac, Series 3156, Class NG, 6.00% 2036	4,321	4,776
Freddie Mac 1.707% 2037[1]	1,893	1,950
Freddie Mac 2.054% 2037[1]	4,210	4,431
Freddie Mac 4.50% 2037	11,225	11,914
Freddie Mac, Series 3286, Class JN, 5.50% 2037	16,667	18,131
Freddie Mac, Series 3318, Class JT, 5.50% 2037	9,214	10,024
Freddie Mac, Series 3312, Class PA, 5.50% 2037	9,127	9,928
Freddie Mac 5.50% 2037	4,247	4,639
Freddie Mac 5.50% 2037	145	158
Freddie Mac 5.50% 2037	28	31
Freddie Mac 5.758% 2037[1]	936	990
Freddie Mac, Series 3271, Class OA, 6.00% 2037	6,583	7,258
Freddie Mac 7.00% 2037	162	177
Freddie Mac 7.00% 2037	136	149
Freddie Mac 7.50% 2037	1,204	1,377
Freddie Mac 2.655% 2038[1]	6,922	7,361
Freddie Mac 4.378% 2038[1]	4,238	4,470
Freddie Mac 4.918% 2038[1]	1,611	1,714
Freddie Mac 5.50% 2038	3,743	4,086
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Freddie Mac 5.50% 2038	$ 3,365	$ 3,673
Freddie Mac 5.50% 2038	2,713	2,964
Freddie Mac 5.50% 2038	1,571	1,715
Freddie Mac 5.50% 2038	1,062	1,160
Freddie Mac 5.50% 2038	655	715
Freddie Mac 5.50% 2038	406	443
Freddie Mac 3.724% 2039[1]	2,993	3,183
Freddie Mac 4.50% 2039	10,071	10,684
Freddie Mac 4.50% 2039	2,364	2,507
Freddie Mac 5.00% 2039	20,037	21,655
Freddie Mac 5.50% 2039	20,671	22,636
Freddie Mac 5.50% 2039	8,873	9,688
Freddie Mac 4.50% 2040	48,457	51,427
Freddie Mac 5.50% 2040	15	16
Freddie Mac 4.50% 2041	17,218	18,292
Freddie Mac 4.50% 2041	9,497	10,087
Freddie Mac 4.50% 2041	5,869	6,226
Freddie Mac 4.50% 2041	4,849	5,146
Freddie Mac 4.50% 2041	2,873	3,051
Freddie Mac 4.50% 2041	855	908
Freddie Mac 5.00% 2041	15,399	16,692
Freddie Mac 5.00% 2041	10,299	11,167
Freddie Mac 5.00% 2041	9,515	10,439
Freddie Mac 5.00% 2041	6,806	7,377
Freddie Mac 5.50% 2041	12,285	13,414
Freddie Mac 2.563% 2042[1]	6,789	6,768
Freddie Mac 2.581% 2042[1]	2,877	2,932
Freddie Mac 3.00% 2042	47,624	45,264
Freddie Mac 3.00% 2042	38,080	36,193
Freddie Mac 3.00% 2042	2,931	2,786
Freddie Mac 2.351% 2043[1]	13,371	13,071
Freddie Mac 2.432% 2043[1]	6,416	6,333
Freddie Mac 3.00% 2043	90,260	85,786
Freddie Mac 3.00% 2043	25,000	23,761
Freddie Mac 3.00% 2043	23,092	21,947
Freddie Mac 3.00% 2043	20,775	19,745
Freddie Mac 3.00% 2043	20,000	19,009
Freddie Mac 3.00% 2043	12,611	11,986
Freddie Mac 3.00% 2043	8,768	8,319
Freddie Mac 4.00% 2043	35,862	36,964
Freddie Mac 4.00% 2043	26,822	27,648
Freddie Mac 4.00% 2043	16,293	16,828
Freddie Mac 4.00% 2043	11,889	12,254
Freddie Mac 4.00% 2043	6,729	6,936
Freddie Mac 4.00% 2043	6,490	6,690
Freddie Mac 4.00% 2043	4,308	4,450
Freddie Mac 4.00% 2043	3,542	3,651
Freddie Mac 4.00% 2043	3,225	3,331
Freddie Mac 4.00% 2043	2,759	2,849
Freddie Mac 4.00% 2043	1,937	1,996
Freddie Mac 4.00% 2043	1,551	1,599
Freddie Mac 4.00% 2043	1,109	1,143
Freddie Mac 4.00% 2043	1,034	1,066
Freddie Mac 4.00% 2043	399	411
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Freddie Mac 4.00% 2044	$ 35,000	$ 35,954
Freddie Mac 6.50% 2047	315	345
Freddie Mac 7.00% 2047	165	182
Government National Mortgage Assn. 10.00% 2021	232	260
Government National Mortgage Assn. 2.50% 2028	4,817	4,825
Government National Mortgage Assn. 5.00% 2035	1,998	2,184
Government National Mortgage Assn. 6.00% 2038	16,708	18,519
Government National Mortgage Assn. 6.50% 2038	310	349
Government National Mortgage Assn. 3.50% 2039	8,883	8,985
Government National Mortgage Assn. 5.00% 2039	2,597	2,818
Government National Mortgage Assn. 3.50% 2040	7,938	8,017
Government National Mortgage Assn. 4.50% 2040	4,917	5,282
Government National Mortgage Assn. 5.50% 2040	15,808	17,772
Government National Mortgage Assn. 3.50% 2041	529	535
Government National Mortgage Assn. 4.50% 2041	28,436	30,541
Government National Mortgage Assn. 4.50% 2041	13,501	14,460
Government National Mortgage Assn. 4.50% 2041	2,766	2,971
Government National Mortgage Assn. 4.50% 2041	2,326	2,497
Government National Mortgage Assn. 4.50% 2041	1,989	2,137
Government National Mortgage Assn. 5.00% 2041	15,950	17,320
Government National Mortgage Assn. 3.50% 2042	1,595	1,591
Government National Mortgage Assn. 3.50% 2043	6,102	6,167
Government National Mortgage Assn. 4.00% 2043	277,949	289,739
Government National Mortgage Assn. 4.50% 2043	71,221	76,273
Government National Mortgage Assn. 4.50% 2043	34,782	37,259
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,381
National Credit Union Administration, Series 2010-R2, Class 1A, 0.539% 2017[1]	1,566	1,570
National Credit Union Administration, Series 2011-R3, Class 1A, 0.571% 2020[1]	1,620	1,627
National Credit Union Administration, Series 2011-R1, Class 1A, 0.619% 2020[1]	1,867	1,880
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.719% 2048[1,4]	264	264
		4,767,631

Commercial mortgage-backed securities[2] 3.88%

J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	1,649	1,649
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.289% 2037[1]	10,028	10,036
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[1]	1,648	1,733
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1]	40,860	44,237
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.81% 2043[1]	10,932	11,808
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	7,270	7,976
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[1]	47,285	51,696
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	43,400	45,549
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,298	1,299
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class C, 5.008% 2046[1]	1,250	1,244
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.706% 2049[1]	33,812	37,602
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	15,660	17,221
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1]	3,130	3,518
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	11,280	11,294
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[1]	13,221	14,455
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	32,300	35,528
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	12,514	14,120
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1]	13,585	14,918
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	4,177	4,196
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	4,276	4,333
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[4]	8,240	8,219

Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Commercial mortgage-backed securities[2] (continued)	(000)	(000)

CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	$ 1,434	$ 1,440
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	25,026	27,143
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039	3,525	3,771
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.683% 2039[1]	11,155	12,206
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1]	4,000	4,425
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.614% 2049[1]	12,708	13,527
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	699	712
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	9,036	9,527
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.719% 2043[1]	1,002	1,097
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.294% 2044[1]	3,670	3,699
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1]	3,947	4,332
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	4,900	5,424
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1]	18,770	20,475
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.733% 2049[1]	15,250	16,906
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,072	2,286
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[1]	8,700	9,206
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[1]	33,467	36,779
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.164% 2045[1]	8,680	9,937
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4]	52,442	55,043
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[1]	41,210	44,731
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[1]	7,410	8,278
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	87	87
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1]	10,952	11,930
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[1]	2,500	2,645
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1]	11,129	11,994
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.633% 2049[1]	4,083	4,545
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.649% 2049[1]	3,615	4,000
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.813% 2051[1]	8,145	9,000
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.207% 2051[1]	6,220	7,105
Hilton USA Trust, Series 2013-HLF, AFX, 2.6621% 2030[4]	32,250	31,986
Hilton USA Trust, Series 2013-HLF, BFX, 3.3672% 2030[4]	8,500	8,497
Hilton USA Trust, Series 2013-HLF, CFX, 3.7141% 2030[4]	3,610	3,619
Hilton USA Trust, Series 2013-HLF, DFX, 4.4065% 2030[4]	3,000	3,005
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.648% 2042[1]	2,709	3,034
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	13,600	14,809
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.91% 2049[1]	22,538	25,182
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[1]	17,005	18,041
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	22,711	24,807
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[4]	2,000	2,077
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[4]	20,000	21,105
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[4]	10,000	10,850
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	28,905	32,913
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1]	6,544	6,624
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[1]	9,948	10,896
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.858% 2050[1]	7,050	7,825
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	7,500	8,179
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-M, 5.44% 2045	2,626	2,884
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	10,885	11,527
Aventura Mall Trust 3.743% 2032[1,4]	20,755	21,327
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	16,155	17,733
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 2046	14,974	15,634
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	10,605	11,597
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[1]	3,160	3,561
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1]	5,730	6,511
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Commercial mortgage-backed securities[2] (continued)	(000)	(000)

LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.839% 2044[1]	$ 7,864	$ 8,741
Commercial Mortgage Trust, Series 2013-LC13, Class A-5, 4.205% 2046	8,149	8,415
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.132% 2049[1]	7,468	8,296
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[1]	4,164	4,515
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	1,203	1,330
GS Mortgage Securities Corp., Series 2013-GC14, Class A-5, 4.243% 2046	2,250	2,321
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.777% 2046[1,4]	3,500	3,094
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.165% 2023[1,4]	2,926	2,940
		1,048,756

Other mortgage-backed securities[2] 0.87%

Royal Bank of Canada 3.125% 2015[4]	18,160	18,766
Royal Bank of Canada 1.125% 2017	4,000	4,003
Royal Bank of Canada 2.00% 2019	4,075	4,057
Westpac Banking Corp. 1.375% 2015[4]	4,325	4,379
Westpac Banking Corp. 2.45% 2016[4]	4,325	4,489
Westpac Banking Corp. 1.25% 2018[4]	4,425	4,356
Westpac Banking Corp. 1.85% 2018[4]	9,000	8,844
Westpac Banking Corp. 1.375% 2019[4]	4,375	4,244
Bank of Montreal 1.30% 2014[4]	4,000	4,033
Bank of Montreal 2.85% 2015[4]	17,000	17,581
Bank of Montreal 2.625% 2016[4]	4,250	4,423
Commonwealth Bank of Australia 0.75% 2017[4]	3,850	3,854
Commonwealth Bank of Australia 2.25% 2017[4]	4,150	4,268
Commonwealth Bank of Australia 1.875% 2018[4]	10,300	10,134
National Australia Bank 2.00% 2017[4]	3,500	3,568
National Australia Bank 1.25% 2018[4]	2,880	2,813
National Australia Bank 2.00% 2019[4]	8,575	8,455
Bank of Nova Scotia 1.25% 2014[4]	4,000	4,033
Bank of Nova Scotia 2.15% 2016[4]	4,650	4,792
Bank of Nova Scotia 1.75% 2017[4]	4,150	4,223
Sparebank 1 Boligkreditt AS 2.625% 2017[4]	3,400	3,541
Sparebank 1 Boligkreditt AS 1.25% 2019[4]	4,000	3,873
Sparebank 1 Boligkreditt AS 1.75% 2020[4]	5,125	4,868
Swedbank AB 2.125% 2016[4]	3,400	3,499
Swedbank AB 2.95% 2016[4]	3,000	3,144
Swedbank AB 1.375% 2018[4]	4,375	4,276
DEPFA ACS Bank 5.125% 2037[4]	10,405	8,883
Australia & New Zealand Banking Group Ltd. 1.00% 2016[4]	4,250	4,279
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	4,250	4,403
UBS AG 1.875% 2015[4]	4,200	4,261
UBS AG 0.75% 2017[4]	4,375	4,388
Compagnie de Financement Foncier 2.25% 2014[4]	6,500	6,522
Toronto-Dominion Bank 1.625% 2016[4]	4,400	4,480
Credit Suisse Group AG 2.60% 2016[4]	4,300	4,475
HSBC Bank PLC 1.625% 2015[4]	4,400	4,429
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4]	4,400	4,378
Canadian Imperial Bank of Commerce 2.75% 2016[4]	4,150	4,331
National Bank of Canada 2.20% 2016[4]	4,175	4,312
DNB ASA 1.45% 2019[4]	4,375	4,305
Skandinaviska Enskilda 1.375% 2018[4]	4,375	4,261
Stadshypotek AB 1.875% 2019[4]	4,275	4,123
Nordea Eiendomskreditt AS 2.125% 2017[4]	4,000	4,114
Norddeutsche Landesbank 2.00% 2019[4]	4,000	3,954
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Other mortgage-backed securities[2] (continued)	(000)	(000)

Barclays Bank PLC 2.50% 2015[4]	$ 3,600	$ 3,713
Caisse Centrale Desjardins 1.60% 2017[4]	3,375	3,420
		235,547

Collateralized mortgage-backed obligations (privately originated)[2] 0.13%

Freddie Mac, Series 2013-DN2, Class M-1, 1.618% 2023[1]	7,865	7,904
Freddie Mac, Series 2013-DN1, Class M-1, 3.565% 2023[1]	8,050	8,298
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.585% 2037[1]	15,117	12,285
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[1,4]	2,613	2,643
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	188	205
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	27	29
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,416	1,525
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	25	28
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C-13, Class A-4, 4.039% 2046[1]	1,500	1,515
		34,432

Total mortgage-backed obligations		6,086,366

Bonds & notes of governments & government agencies outside the U.S. 5.04%

Spanish Government 5.85% 2022	€24,500	38,294
Spanish Government 5.40% 2023	63,500	96,040
Russian Federation 6.20% 2018	RUB1,174,100	34,947
Russian Federation 7.50% 2018	403,000	12,576
Russian Federation 5.00% 2020	$17,800	19,091
Russian Federation 7.50% 2030[2]	26,319	30,720
Russian Federation 7.50% 2030[2,4]	104	121
Polish Government 6.375% 2019	37,985	44,490
Polish Government 5.125% 2021	25,800	28,090
Polish Government, Series 1021, 5.75% 2021	PLN14,000	5,105
Polish Government 2.75% 2023[10]	6,156	2,154
Turkey (Republic of) 7.50% 2017	$ 5,725	6,413
Turkey (Republic of) 4.557% 2018[4]	1,195	1,180
Turkey (Republic of) 6.75% 2018	22,250	24,205
Turkey (Republic of) 4.00% 2020[10]	TRY18,218	8,778
Turkey (Republic of) 10.50% 2020	4,500	2,145
Turkey (Republic of) 3.00% 2021[10]	4,437	2,006
Turkey (Republic of) 5.625% 2021	$8,000	8,072
Turkey (Republic of) 9.50% 2022	TRY11,200	5,030
Turkey (Republic of) 8.80% 2023	10,000	4,270
Turkey (Republic of) 8.00% 2034	$1,250	1,394
Turkey (Republic of) 6.75% 2040	9,300	9,028
Turkey (Republic of) 6.00% 2041	5,650	4,982
United Mexican States Government, Series M, 5.00% 2017	MXN 60,000	4,637
United Mexican States Government 3.50% 2017[10]	124,032	10,249
United Mexican States Government Global 5.95% 2019	$2,000	2,315
United Mexican States Government 4.00% 2019[10]	MXN151,876	12,880
United Mexican States Government, Series M, 6.50% 2021	172,500	13,621
United Mexican States Government Global, Series A, 4.00% 2023	$3,170	3,142
United Mexican States Government, Series M20, 10.00% 2024	MXN100,500	9,848
United Mexican States Government 4.00% 2040[10]	149,851	11,753
Venezuela (Republic of) 8.50% 2014	$245	240
Venezuela (Republic of) 7.65% 2025	985	670
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Venezuela (Republic of) 9.25% 2027	$42,690	$33,234
Venezuela (Republic of) 9.25% 2028	26,980	20,100
Indonesia (Republic of) 5.875% 2020	6,800	7,222
Indonesia (Republic of) 5.875% 2020[4]	6,200	6,584
Indonesia (Republic of) 3.75% 2022	10,150	9,224
Indonesia (Republic of) 7.75% 2038	18,400	20,861
Indonesia (Republic of) 5.25% 2042	6,900	5,951
Italian Government 4.75% 2017	€15,625	23,304
Italian Government 4.75% 2017	15,600	23,299
France Government Agency-Guaranteed, Société Finance 2.875% 2014[4]	$33,200	33,799
France Government Agency-Guaranteed, Société Finance 3.375% 2014[4]	10,000	10,104
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[4]	23,005	23,425
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 2014[4]	20,000	20,306
Brazil (Federal Republic of) 10.00% 2017	BRL20,015	8,028
Brazil (Federal Republic of) 6.00% 2017[10]	51,161	21,578
Brazil (Federal Republic of) 6.00% 2018[10]	7,160	2,993
Brazil (Federal Republic of) 6.00% 2022[10]	10,741	4,396
Philippines (Republic of) 6.375% 2034	$15,500	18,484
Philippines (Republic of) 6.25% 2036	PHP752,000	18,045
Latvia (Republic of) 2.75% 2020	$34,800	33,365
Latvia (Republic of) 5.25% 2021	1,750	1,884
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[4]	33,320	33,902
Lithuania (Republic of) 7.375% 2020	20,475	24,703
Lithuania (Republic of) 6.625% 2022	3,700	4,334
Lithuania (Republic of) 6.625% 2022[4]	3,400	3,982
Nigeria (Republic of) 5.125% 2018[4]	7,975	8,204
Nigeria (Republic of) 16.39% 2022	NGN1,910,000	13,791
Nigeria (Republic of) 6.375% 2023[4]	$ 5,325	5,511
Nigeria (Republic of) 6.375% 2023	4,800	4,968
South Africa (Republic of) 5.50% 2020	10,750	11,503
South Africa (Republic of), Series R-213, 7.00% 2031	ZAR121,425	9,669
South Africa (Republic of), Series R-214, 6.50% 2041	147,400	10,376
Iraq (Republic of) 5.80% 2028[2]	$35,450	30,398
Colombia (Republic of) Global 12.00% 2015	COP 370,000	217
Colombia (Republic of), Series B, 5.00% 2018	4,913,000	2,452
Colombia (Republic of) Global 4.375% 2021	$2,400	2,484
Colombia (Republic of) Global 7.75% 2021	COP 7,505,000	4,320
Colombia (Republic of), Series B, 7.00% 2022	13,842,300	7,280
Colombia (Republic of) Global 9.85% 2027	4,402,000	2,880
Colombia (Republic of), Series B, 6.00% 2028	22,055,300	10,253
Slovenia (Republic of) 5.50% 2022	$ 3,870	3,875
Slovenia (Republic of) 5.50% 2022[4]	3,000	3,004
Slovenia (Republic of) 5.85% 2023[4]	15,150	15,453
Slovenia (Republic of) 5.85% 2023	5,750	5,865
Bermudan Government 5.603% 2020[4]	6,250	6,750
Bermudan Government 5.603% 2020	3,940	4,255
Bermudan Government 4.138% 2023[4]	1,700	1,634
Bermudan Government 4.854% 2024[4]	13,775	13,800
Morocco Government 4.25% 2022	5,400	5,005
Morocco Government 4.25% 2022[4]	2,700	2,502
Morocco Government 5.50% 2042	19,300	16,258
Morocco Government 5.50% 2042[4]	2,300	1,938
Hungarian Government 6.25% 2020	6,700	7,261
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Hungarian Government 6.375% 2021	$ 3,200	$ 3,448
Hungarian Government 5.375% 2023	11,600	11,512
South Korean Government 5.75% 2014	21,100	21,410
Netherlands Government 1.00% 2017	18,300	18,339
Republic of Belarus 8.75% 2015	8,195	8,318
Republic of Belarus 8.95% 2018	6,605	6,655
Chilean Government 3.875% 2020	3,000	3,142
Chilean Government 5.50% 2020	CLP2,899,000	5,647
Chilean Government 3.00% 2020[10]	699,467	1,399
Chilean Government 3.00% 2022[10]	711,125	1,438
Chilean Government 3.00% 2022[10]	606,205	1,242
Chilean Government 3.00% 2023[10]	990,912	2,019
FMS Wertmanagement 1.125% 2016	$4,050	4,078
FMS Wertmanagement 1.00% 2017	4,400	4,325
FMS Wertmanagement 1.625% 2018	6,400	6,311
Greek Government 2.00%/3.00% 2023[6]	€ 925	863
Greek Government 2.00%/3.00% 2024[6]	925	828
Greek Government 2.00%/3.00% 2025[6]	925	800
Greek Government 2.00%/3.00% 2026[6]	925	783
Greek Government 2.00%/3.00% 2027[6]	925	769
Greek Government 2.00%/3.00% 2028[6]	925	744
Greek Government 2.00%/3.00% 2029[6]	925	729
Greek Government 2.00%/3.00% 2030[6]	925	717
Greek Government 2.00%/3.00% 2031[6]	925	702
Greek Government 2.00%/3.00% 2032[6]	925	695
Greek Government 2.00%/3.00% 2033[6]	925	684
Greek Government 2.00%/3.00% 2034[6]	925	680
Greek Government 2.00%/3.00% 2035[6]	925	671
Greek Government 2.00%/3.00% 2036[6]	925	671
Greek Government 2.00%/3.00% 2037[6]	925	665
Greek Government 2.00%/3.00% 2038[6]	925	663
Greek Government 2.00%/3.00% 2039[6]	925	664
Greek Government 2.00%/3.00% 2040[6]	925	660
Greek Government 2.00%/3.00% 2041[6]	925	655
Greek Government 2.00%/3.00% 2042[6]	925	660
German Government 0.75% 2018[10]	9,964	14,270
European Investment Bank 1.00% 2015	$9,100	9,179
European Investment Bank 1.00% 2017	5,000	4,915
Croatian Government 6.75% 2019	7,985	8,684
Croatian Government 6.75% 2019[4]	2,865	3,116
Croatian Government 5.50% 2023[4]	1,085	1,061
Uruguay (Republic of) 4.375% 2028[2,10]	UYU235,537	11,328
Uruguay (Republic of) 7.625% 2036[2]	$ 1,250	1,522
KfW 1.00% 2015	8,400	8,437
KfW 2.00% 2022	4,325	3,961
Bahrain Government 5.50% 2020	10,440	10,792
Bahrain Government 5.50% 2020[4]	510	527
State of Qatar 3.125% 2017[4]	3,750	3,938
State of Qatar 5.25% 2020	5,000	5,600
State of Qatar 4.50% 2022[4]	500	532
Gabonese Republic 6.375% 2024[2,4]	9,154	9,223
Caisse d’Amortissement de la Dette Sociale 1.625% 2015[4]	4,000	4,064
Caisse d’Amortissement de la Dette Sociale 2.00% 2020[4]	5,000	4,797
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Swedish Export Credit Corp. 2.875% 2023[4]	$9,000	$ 8,827
Portuguese Government 4.20% 2016	€5,800	8,079
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[4]	$ 8,000	8,003
Kommunalbanken 1.00% 2014[4]	2,924	2,934
Kommunalbanken 0.367% 2016[1,4]	4,250	4,259
El Salvador (Republic of) 7.375% 2019	4,800	5,250
Dominican Republic 7.50% 2021[2,4]	3,500	3,832
Dominican Republic 7.50% 2021[2]	950	1,040
Municipality Finance PLC 1.125% 2018[4]	4,900	4,751
Israeli Government 5.125% 2019	500	569
Israeli Government 4.00% 2022	3,500	3,641
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[4]	4,100	4,099
Sri Lanka (Republic of) 6.25% 2021[4]	3,400	3,340
		1,361,655

Federal agency bonds & notes 4.28%

Freddie Mac 5.00% 2014	25,000	25,641
Freddie Mac 1.75% 2015	37,350	38,226
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	3,363	3,398
Freddie Mac 5.50% 2016	14,580	16,371
Freddie Mac 1.00% 2017	3,425	3,412
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017	1,805	1,849
Freddie Mac 0.75% 2018	30,000	29,191
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	3,092	3,132
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	3,225	3,263
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	3,100	3,167
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	15,455	16,312
Freddie Mac 4.875% 2018	13,365	15,217
Freddie Mac 1.25% 2019	43,500	41,221
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	4,325	4,192
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	3,365	3,249
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	2,330	2,287
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,870	1,854
Freddie Mac, Series KGRP, Class A, multifamily 0.546% 2020[1]	6,735	6,748
Freddie Mac, Series KF02, Class A-2, multifamily 0.715% 2020[1]	48,574	48,660
Freddie Mac, Series KF02, Class A-3, multifamily 0.795% 2020[1]	34,134	34,196
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	3,185	3,255
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	2,937	3,059
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	3,384	3,527
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	3,667	3,834
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020	2,740	2,911
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	2,068	2,026
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	4,200	4,126
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022	932	919
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	34,990	32,279
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	4,325	4,019
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	32,600	30,492
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	40,350	37,700
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	5,500	5,173
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022	2,975	3,045
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022	3,611	3,691
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022	3,957	4,061
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023	6,735	6,322
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023	$ 8,600	$ 8,624
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023	9,867	10,185
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023	4,200	4,097
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[1]	7,731	7,617
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,2]	15,662	15,463
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1]	48,500	47,862
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1]	14,750	14,613
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[1]	169,250	168,279
Freddie Mac, Series K034, Class A-2, multifamily 3.531% 2023[1]	5,445	5,448
Federal Home Loan Bank 2.50% 2014	25,000	25,255
Federal Home Loan Bank 0.375% 2015	37,000	37,018
Federal Home Loan Bank 0.625% 2016	28,060	27,920
Federal Home Loan Bank, Series 2816, 1.00% 2017	13,035	13,011
Federal Home Loan Bank 2.75% 2018	16,635	17,428
Federal Home Loan Bank 3.375% 2023	28,050	27,751
Federal Home Loan Bank 5.50% 2036	600	694
Tennessee Valley Authority, Series A, 3.875% 2021	8,750	9,236
Tennessee Valley Authority 1.875% 2022	23,750	21,133
TVA Southaven 3.846% 2033[2]	3,400	3,380
Tennessee Valley Authority 4.65% 2035	4,000	4,009
Tennessee Valley Authority 5.25% 2039	21,250	22,800
Tennessee Valley Authority, Series B, 3.50% 2042	17,113	13,505
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,116
Fannie Mae 0.50% 2016	21,940	21,945
Fannie Mae 5.375% 2016	10,420	11,666
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	3,404	3,380
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022	4,325	4,144
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	8,400	8,097
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	3,500	3,450
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[1]	7,175	7,015
Fannie Mae 7.125% 2030	3,900	5,307
CoBank, ACB 7.875% 2018[4]	23,615	28,449
CoBank, ACB 0.843% 2022[1,4]	33,865	31,349
Federal Farm Credit Banks 1.625% 2014	33,700	34,108
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,332
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,600	8,423
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 0% 2016	2,301	2,302
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.49% 2029[2,7]	4,110	4,007
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.938% 2032[2]	1,633	1,591
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	5,000	5,635
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.82% 2032[2]	4,515	4,495
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,807
		1,154,971

Asset-backed obligations[2] 0.96%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[4]	24,200	25,311
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4]	11,075	11,059
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[4]	8,500	8,941
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4]	15,000	14,732
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[2] (continued)	(000)	(000)

CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.347% 2035[1]	$ 8,156	$ 7,305
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.307% 2037[1]	9,581	8,511
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.317% 2037[1]	14,364	12,812
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[4]	20,000	20,799
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4]	5,225	5,122
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4,7]	19,182	18,654
Trade Maps Ltd., 2013-1-A-A, 0.87% 2018[1,4,7]	14,910	14,937
Trade Maps Ltd., 2013-1-A-B, 1.42% 2018[1,4,7]	2,900	2,916
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	13,917	14,425
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4]	12,760	12,997
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024	6,800	6,724
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031	4,215	4,110
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.325% 2019[1,4]	8,030	7,591
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	3,634	3,812
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,285
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[2]	6,735	6,644
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.325% 2037[1]	7,432	6,409
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.095% 2035[1]	6,500	6,170
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.617% 2033[1]	2,228	2,167
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	1,000	1,031
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040	513	540
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040	1,684	1,797
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.295% 2026[1]	297	277
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.295% 2029[1]	5,238	4,903
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	4,361	4,477
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	2,557	2,645
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	395	400
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,092	1,169
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	2,725	2,853
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	2,631	2,708
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,451
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,570	1,664
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.917% 2033[1]	808	786
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,215	1,286
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	972	1,060
Aesop Funding LLC, Series 2011-2A, Class A, 2.37% 2014[4]	2,135	2,159
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[4]	£1,160	1,835
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.295% 2036[1]	$ 1,012	886
		260,360

Municipals 0.84%

State of California, Various Purpose General Obligation Bonds, 7.50% 2034	4,240	5,411
State of California, Various Purpose General Obligation Bonds, 7.30% 2039[2]	2,290	2,889
State of California, Various Purpose General Obligation Bonds, 7.35% 2039[2]	1,335	1,707
State of California, Various Purpose General Obligation Bonds, 7.55% 2039	11,680	15,186
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	30,435	40,314
State of California, Various Purpose General Obligation Bonds, 7.625% 2040[2]	6,830	9,022
State of California, Various Purpose General Obligation Bonds, 5.00% 2043	8,075	8,219
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	8,000	7,805
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	50,740	48,087
State of Illinois, General Obligation Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	17,000	18,369
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Revenue Refunding Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033[2]	12,120	13,799

Bonds, notes & other debt instruments
	Principal amount	Value
Municipals (continued)	(000)	(000)

State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	$10,500	$ 10,119
State of Minnesota, Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013-A, AMT, 3.00% 2031[2]	2,295	2,359
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds (GNMA and FNMA
Pass-Through Program), Series 2012-B, 2.25% 2042[2]	7,331	6,727
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019[2]	8,000	7,826
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Build America Bonds),
Series 2009-C, 7.336% 2039[2]	5,500	7,222
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,650
State of Nebraska, Investment Finance Authority, Single-family Housing Revenue Bonds,
Series 2013-A, 3.00% 2043[2]	1,840	1,898
State of Nebraska, Investment Finance Authority, Single-family Housing Revenue Bonds,
Series 2013-E, 3.00% 2043[2]	595	618
State of Nebraska, Investment Finance Authority, Single-family Housing Revenue Bonds,
Series 2013-E, 3.00% 2043[2]	500	521
State of Nebraska, Investment Finance Authority, Single-family Housing Revenue Bonds,
Series 2013-C, 4.50% 2043[2]	2,000	2,124
State of North Dakota, Housing Finance Agency, Housing Finance Program Bonds (Home Mortgage
Finance Program), Series 2012-A, 3.75% 2042[2]	2,210	2,311
State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033[2]	2,120	2,226
State of Tennessee, Housing Development Agency, Residential Finance Program Bonds,
Series 2013-2-A, AMT, 4.00% 2043[2]	1,080	1,149
State of South Dakota, Housing Development Authority Homeownership Mortgage Bonds,
Series 2013-E, AMT, 4.00% 2044[2]	960	1,020
State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing
Revenue Bonds, Series 2013-A, 4.00% 2031[2]	935	986
State of Massachusetts, Housing Finance Agency, Single-family Housing Revenue Bonds, Series 167, 4.00% 2043[2]	705	755
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[2]	794	710
		226,029

Total bonds, notes & other debt instruments (cost: $25,575,468,000)		25,885,657

Convertible securities 0.12%
	Shares or
Industrials 0.07%	principal amount

CEVA Group PLC, Series A-2, 2.239% convertible preferred[7,11]	2,576	3,238
CEVA Group PLC, Series A-1, 3.239% convertible preferred[7]	9,732	16,311
		19,549

Information technology 0.05%

Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500,000	13,139
Total convertible securities (cost: $24,892,000)		32,688
Preferred securities 0.09%

Financials 0.07%	Shares

Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	712,245	16,788
Citigroup Inc., Series K, depositary shares	88,000	2,233
		19,021

Preferred securities
		Value
Federal agency bonds & notes 0.02%	Shares	(000)

CoBank, ACB, Class E, noncumulative[4]	6,250	$ 4,236
Total preferred securities (cost: $25,821,000)		23,257

Common stocks 0.24%

Industrials 0.18%

Beech Holdings, LLC[7,11,12]	4,156,072	33,810
CEVA Group PLC[4,7,12]	12,179	15,309
Atrium Corp.[4,7,12]	985	1
		49,120

Health care 0.02%

Rotech Healthcare Inc.[7,12]	342,069	6,109

Materials 0.02%

NewPage Holdings Inc.[7,11,12]	45,840	4,641

Consumer discretionary 0.02%

American Media, Inc.[4,7,12]	453,779	2,323
Revel AC Inc.[7,11,12]	222,053	1,064
		3,387

Energy 0.00%

General Maritime Corp.[4,7,12]	1,716	50
Total common stocks (cost: $128,527,000)		63,307
Warrants 0.00%

Energy 0.00%

General Maritime Corp., warrants, expire 2017[4,7,12]	2,654	8
Total warrants (cost: $671,000)		8

	Principal amount
Short-term securities 6.67%	(000)

Freddie Mac 0.07%–0.16% due 4/8–11/3/2014	$593,760	593,281
Fannie Mae 0.10%–0.15% due 1/9–11/3/2014	330,350	330,153
Federal Home Loan Bank 0.05%–0.19% due 1/16–9/11/2014	298,100	297,992
Federal Farm Credit Banks 0.13%–0.14% due 2/6–10/8/2014	100,000	99,924
Procter & Gamble Co. 0.09% due 2/18/2014[4]	75,000	74,993
Coca-Cola Co. 0.07%–0.14% due 1/6–4/23/2014[4]	75,000	74,990
U.S. Treasury Bill 0.126% due 8/21/2014	60,000	59,973
Army and Air Force Exchange Service 0.10%–0.11% due 1/27–2/20/2014[4]	57,600	57,592
Emerson Electric Co. 0.09%–0.10% due 2/19–2/20/2014[4]	48,500	48,493
Private Export Funding Corp. 0.10%–0.235% due 2/13/2014[4]	45,000	44,993
ExxonMobil Corp. 0.07% due 1/2/2014	43,900	43,900
General Electric Capital Corp. 0.10% due 1/3/2014	32,800	32,800
	Principal amount	Value
Short-term securities	(000)	(000)

IBM Corp. 0.05% due 1/28/2014[4]	$28,100	$ 28,099
Honeywell International Inc. 0.11% due 1/28/2014[4]	15,400	15,399
Total short-term securities (cost $1,802,478,000)		1,802,582
Total investment securities (cost: $27,557,857,000)		27,807,499
Other assets less liabilities		(795,795)
Net assets		$27,011,704

1Coupon rate may change periodically.

2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $177,480,000, which represented .66% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,392,801,000, which represented 12.56% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

6Step bond; coupon rate will increase at a later date.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $134,900,000, which represented .50% of the net assets of the fund.

8Scheduled interest and/or principal payment was not received.

9A portion of this security was pledged as collateral. The total value of pledged collateral was $5,339,000, which represented .02% of the net assets of the fund.

10Index-linked bond whose principal amount moves with a government price index.

11Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Beech Holdings, LLC	3/16/2007–2/15/2013	$46,381	$33,810.13%
NewPage Holdings Inc.	9/17/2009–9/9/2011	9,354	4,641.02
CEVA Group PLC, Series A-2, 2.239% convertible preferred	3/10/2010–1/23/2012	3,703	3,238.01
Revel AC, Inc.	2/14/2011–10/25/2012	23,124	1,064.00
Total restricted securities		$82,562	$42,753.16%

12Security did not produce income during the last 12 months.

Key to abbreviations and symbols

BRL = Brazilian reais	MXN = Mexican pesos	TRY = Turkish lira
CLP = Chilean pesos	NGN = Nigerian naira	UYU = Uruguayan pesos
COP = Colombian pesos	PHP = Philippine pesos	ZAR = South African rand
€ = Euros	PLN = Polish zloty
£ = British pounds	RUB = Russian rubles

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-008-0214O-S37691

Summary investment portfolio December 31, 2013

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	34.1%
Aaa/AAA	22.4
Aa/AA	5.0
A/A	12.0
Baa/BBB	15.5
Below investment grade	6.3
Unrated	0.6
Other	0.4
Short-term securities & other assets less liabilities	3.7

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 95.83%	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds, notes & loans 32.38%
Financials 7.66%
Other securities		$2,070,103	7.66%

Energy 4.32%
Other securities		1,166,015	4.32

Consumer discretionary 3.39%
Other securities		916,605	3.39

Consumer staples 3.00%
Other securities		809,944	3.00

Industrials 2.99%
Other securities		806,941	2.99

Health care 2.90%
Other securities		783,359	2.90

Telecommunication services 2.83%
Verizon Communications Inc. 6.55% 2043	$71,290	83,425	.31
Other securities		681,003	2.52
		764,428	2.83

Utilities 2.76%
Other securities		745,883	2.76

12	The Bond Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
Materials 1.67%
Other securities		$449,841	1.67%

Information technology 0.86%
Other securities		232,222	.86

Total corporate bonds, notes & loans		8,745,341	32.38

U.S. Treasury bonds & notes 29.80%
U.S. Treasury 24.38%
0.25% 2015	$149,000	148,680
0.625% 2016	352,500	351,069
0.625% 2016	227,000	227,275
0.875% 2016	259,250	260,800
1.00% 2016	394,375	397,794
1.50% 2016[1]	477,500	488,540
0.875% 2017	128,350	127,969
1.00% 2017	776,901	778,688
1.25% 2018	276,450	270,393
1.25% 2018	116,500	114,156
1.00% 2019	100,000	94,328
1.125% 2019	80,000	76,759	24.38
3.625% 2021	67,000	72,229
1.625% 2022	469,893	423,529
2.00% 2023	93,929	86,987
2.50% 2023	896,740	859,606
2.75% 2023	257,850	251,827
6.875% 2025	77,500	105,346
4.50% 2036	63,707	70,675
2.875% 2043	343,745	277,495
3.625% 2043	277,225	260,785
3.75% 2043	127,150	122,414
0.25%–8.75% 2015–2043[1]	699,199	717,867
		6,585,211	24.38

U.S. Treasury inflation-protected securities[2] 5.42%
2.00% 2014	387,359	387,244
2.00% 2014	86,737	88,692
0.50% 2015	125,054	,882
1.625% 2015	137,446	141,665
0.125% 2018	124,280	126,785	5.42
0.375% 2023	96,539	93,044
0.75% 2042	116,447	93,584
0.625% 2043	268,345	206,226
0.125%–2.375% 2015–2028	192,225	200,602
		1,465,724	5.42

Total U.S. Treasury bonds & notes		8,050,935	29.80

Mortgage-backed obligations 22.53%
Federal agency mortgage-backed obligations[3] 17.65%
Fannie Mae:
3.00% 2028	99,051	101,376
2.50% 2029	75,899	75,140
6.50% 2038	66,160	74,673
3.00% 2042	171,079	162,906
4.00% 2042	96,758	99,847	12.16
3.00% 2044	718,779	682,559
3.50% 2044	79,160	78,659
4.50% 2044	488,702	517,967
0%–11.054% 2017–2047[4]	1,461,677	1,492,426
Freddie Mac:
3.00% 2043	90,260	85,786	3.42
0%–7.50% 2019–2047[4]	811,404	839,069

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations[3] (continued)
Government National Mortgage Assn.:
4.00% 2043	$277,949	$289,739
4.50% 2043	71,221	76,273	2.04%
2.50%–10.00% 2021–2043	172,184	184,489
Other securities		6,722	.03
		4,767,631	17.65
Collateralized mortgage-backed obligations (privately originated)[3] 0.13%
Freddie Mac 1.618%–3.565% 2023[4]	15,915	16,202	.06
Other securities		18,230	.07
		34,432	.13

Other mortgage-backed securities 4.75%
Other securities		1,284,303	4.75

Total mortgage-backed obligations		6,086,366	22.53

Bonds & notes of governments & government agencies outside the U.S. 5.04%
Spanish Government 5.40% 2023	63,500	96,040	.36
Other securities		1,265,615	4.68
		1,361,655	5.04

Federal agency bonds & notes 4.28%
Freddie Mac:
Series K035, Class A2, multifamily 3.458% 2023[4]	169,250	168,279
0.546%–5.50% 2014–2023[3,4]	571,504	565,934	2.72
Federal Home Loan Bank 0.375%–5.50% 2014–2036	148,380	149,077	.55
Fannie Mae 0.50%–7.125% 2016–2030[4]	63,064	65,004	.24
Other securities		206,677	.77
		1,154,971	4.28

Other bonds & notes 1.80%
Other securities		486,389	1.80

Total bonds, notes & other debt instruments (cost: $25,575,468,000)		25,885,657	95.83

Convertible securities 0.12%
Other 0.12%
Other securities		32,688	.12

Total convertible securities (cost: $24,892,000)		32,688	.12

Preferred securities 0.09%
Other 0.09%
Other securities		23,257	.09

Total preferred securities (cost: $25,821,000)		23,257	.09

14	The Bond Fund of America

Common stocks 0.24%		Value (000)	Percent of net assets
Other 0.24%
Other securities		$63,307	.24%

Total common stocks (cost: $128,527,000)		63,307	.24

Warrants 0.00%
Energy 0.00%
Other securities		8	.00

Total warrants (cost: $671,000)		8	.00

Short-term securities 6.67%	Principal amount (000)
Freddie Mac 0.07%–0.16% due 4/8–11/3/2014	$593,760	593,281	2.20
Fannie Mae 0.10%–0.15% due 1/9–11/3/2014	330,350	330,153	1.22
Federal Home Loan Bank 0.05%–0.19% due 1/16–9/11/2014	298,100	297,992	1.10
Federal Farm Credit Banks 0.13%–0.14% due 2/6–10/8/2014	100,000	99,924	.37
Procter & Gamble Co. 0.09% due 2/18/2014[5]	75,000	74,993	.28
Coca-Cola Co. 0.07%–0.14% due 1/6–4/23/2014[5]	75,000	74,990	.28
U.S. Treasury Bill 0.126% due 8/21/2014	60,000	59,973	.22
Other securities		271,276	1.00

Total short-term securities (cost: $1,802,478,000)		1,802,582	6.67
Total investment securities (cost: $27,557,857,000)		27,807,499	102.95
Other assets less liabilities		(795,795)	(2.95)

Net assets		$27,011,704	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $134,900,000, which represented .50% of the net assets of the fund. Some of these securities (with an aggregate value of $42,753,000, an aggregate cost of $82,562,000, and which represented .16% of the net assets of the fund) were acquired from 3/16/2007 to 2/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $177,480,000, which represented .66% of the net assets of the fund.

The Bond Fund of America	15

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $287,735,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation) at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	12/31/2013 (000)
Purchases:
Norwegian kroner	1/14/2014	Bank of America, N.A.	NKr29,586	$4,813	$72

Sales:
Brazilian reais	1/9/2014	JPMorgan Chase	$4,214	BRL10,000	(19)
Brazilian reais	1/10/2014	Citibank	$14,974	BRL35,225	78
Brazilian reais	1/13/2014	JPMorgan Chase	$17,034	BRL39,575	312
British pounds	2/6/2014	Bank of America, N.A.	$12,760	£8,000	(484)
Chilean pesos	1/9/2014	Citibank	$4,787	CLP2,558,250	(76)
Colombian pesos	1/21/2014	Citibank	$8,839	COP17,250,200	(95)
Euros	1/8/2014	Citibank	$1,896	€1,400	(30)
Euros	1/10/2014	JPMorgan Chase	$110,846	€80,950	(516)
Euros	1/10/2014	UBS AG	$8,120	€6,000	(135)
Euros	1/13/2014	Citibank	$13,458	€9,900	(162)
Euros	1/17/2014	JPMorgan Chase	$1,475	€1,075	(4)
Euros	1/27/2014	Bank of New York Mellon	$12,516	€9,100	(3)
Euros	1/29/2014	Citibank	$15,011	€10,975	(87)
Euros	1/30/2014	Citibank	$1,447	€1,050	3
Euros	2/6/2014	JPMorgan Chase	$59,444	€44,000	(1,086)
Mexican pesos	1/10/2014	Citibank	$2,551	MXN33,500	(13)
Mexican pesos	1/23/2014	Barclays Bank PLC	$45,419	MXN589,995	319
Russian rubles	1/15/2014	JPMorgan Chase	$22,340	RUB737,000	(8)
South African rand	1/10/2014	Citibank	$3,209	ZAR33,000	43
Turkish lira	1/9/2014	HSBC Bank	$10,777	TRY22,100	513
Turkish lira	1/13/2014	Citibank	$7,349	TRY15,160	313
					$(1,137)
Forward currency contracts — net					$(1,065)

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $173,735,000 over the prior 12-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2013 (000)
Pay	3-month USD-LIBOR	0.482%	12/30/2015	$20,000	$(2)
Receive	3-month USD-LIBOR	0.7065	11/5/2016	119,000	333
Receive	3-month USD-LIBOR	2.864	12/11/2016	79,000	(4,664)
Pay	6-month EUR-LIBOR	1.913	12/11/2016	57,000	2,714
Receive	3-month USD-LIBOR	2.95	12/16/2016	26,300	(1,621)
Pay	6-month EUR-LIBOR	1.895	12/16/2016	19,000	890
Receive	3-month USD-LIBOR	1.122	10/23/2017	46,200	230
Pay	6-month EUR-LIBOR	1.002	10/23/2017	33,100	77
Pay	3-month USD-LIBOR	1.09	11/5/2017	119,000	(828)
Pay	3-month USD-LIBOR	2.864	12/11/2018	79,000	4,211
Receive	6-month EUR-LIBOR	1.913	12/11/2018	57,000	(2,558)
Pay	3-month USD-LIBOR	2.95	12/16/2018	26,300	1,508
Receive	6-month EUR-LIBOR	1.895	12/16/2018	19,000	(825)
Pay	3-month USD-LIBOR	2.135	10/23/2020	46,200	(853)
Receive	6-month EUR-LIBOR	1.661	10/23/2020	33,100	(57)
Receive	3-month USD-LIBOR	2.437	12/30/2020	6,000	14
Receive	3-month USD-LIBOR	2.86875	12/5/2023	5,600	108
Receive	3-month USD-LIBOR	3.00	12/23/2023	50,000	417
Pay	3-month USD-LIBOR	3.79	9/6/2043	35,000	(880)
					$(1,786)

16	The Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security and a security in this range was pledged as collateral. The total value of pledged collateral was $5,339,000, which represented .02% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,392,801,000, which represented 12.56% of the net assets of the fund.

Key to abbreviations and symbols

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

€ = Euros

£ = British pounds

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NKr = Norwegian kroner

RUB = Russian rubles

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

The Bond Fund of America	17

Financial statements

Statement of assets and liabilities
at December 31, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $27,557,857)		$27,807,499
Cash denominated in currencies other than U.S. dollars (cost: $556)		556
Cash		2,849
Unrealized appreciation on open forward currency contracts		1,653
Receivables for:
Sales of investments	$3,019,219
Sales of fund’s shares	32,157
Closed forward currency contracts	83
Dividends and interest	201,427	3,252,886
		31,065,443
Liabilities:
Unrealized depreciation on open forward currency contracts		2,718
Payables for:
Purchases of investments	3,966,526
Repurchases of fund’s shares	64,584
Closed forward currency contracts	79
Investment advisory services	4,635
Services provided by related parties	12,344
Trustees’ deferred compensation	704
Variation margin on interest rate swaps	1,715
Other	434	4,051,021
Net assets at December 31, 2013		$27,011,704

Net assets consist of:
Capital paid in on shares of beneficial interest		$29,118,379
Undistributed net investment income		5,218
Accumulated net realized loss		(2,358,738)
Net unrealized appreciation		246,845
Net assets at December 31, 2013		$27,011,704

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,177,950 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$18,894,611	1,523,470	$12.40
Class B	256,718	20,699	12.40
Class C	1,679,554	135,422	12.40
Class F-1	960,600	77,453	12.40
Class F-2	467,026	37,656	12.40
Class 529-A	946,846	76,344	12.40
Class 529-B	23,468	1,892	12.40
Class 529-C	387,734	31,263	12.40
Class 529-E	51,484	4,151	12.40
Class 529-F-1	61,922	4,993	12.40
Class R-1	58,378	4,707	12.40
Class R-2	636,250	51,301	12.40
Class R-3	748,220	60,329	12.40
Class R-4	484,412	39,058	12.40
Class R-5	226,029	18,225	12.40
Class R-6	1,128,452	90,987	12.40

See Notes to Financial Statements

18	The Bond Fund of America

Statement of operations for the year ended December 31, 2013	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $156)	$829,015
Dividends	522	$829,537
Fees and expenses*:
Investment advisory services	58,753
Distribution services	97,042
Transfer agent services	46,908
Administrative services	6,498
Reports to shareholders	1,719
Registration statement and prospectus	499
Trustees’ compensation	391
Auditing and legal	170
Custodian	328
State and local taxes	69
Other	1,780	214,157
Net investment income		615,380

Net realized gain and unrealized depreciation on investments, forward currency contracts, interest rate swaps and currency:
Net realized (loss) gain on:
Investments	(666)
Forward currency contracts	5,175
Interest rate swaps	1,547
Currency transactions	(874)	5,182
Net unrealized depreciation on:
Investments	(1,287,147)
Forward currency contracts	(2,031)
Interest rate swaps	(2,350)
Currency translations	(8)	(1,291,536)
Net realized gain and unrealized depreciation on investments, forward currency contracts, interest rate swaps and currency		(1,286,354)

Net decrease in net assets resulting from operations		$(670,974)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets

	(dollars in thousands)

	Year ended December 31
	2013	2012
Operations:
Net investment income	$615,380	$747,875
Net realized gain on investments, forward currency contracts, interest rate swaps and currency transactions	5,182	869,149
Net unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps and currency translations	(1,291,536)	269,139
Net (decrease) increase in net assets resulting from operations	(670,974)	1,886,163

Dividends paid or accrued to shareholders from net investment income	(680,633)	(837,630)

Net capital share transactions	(5,620,774)	(357,290)

Total (decrease) increase in net assets	(6,972,381)	691,243

Net assets:
Beginning of year	33,984,085	33,292,842
End of year (including undistributed net investment income: $5,218 and $9,484, respectively)	$27,011,704	$33,984,085

See Notes to Financial Statements

The Bond Fund of America	19

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

20	The Bond Fund of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

The Bond Fund of America	21

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2013 (dollars in thousands):

22	The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$8,733,819	$11,522	$8,745,341
U.S. Treasury bonds & notes	—	8,050,935	—	8,050,935
Mortgage-backed obligations	—	6,086,366	—	6,086,366
Bonds & notes of governments & government agencies outside the U.S.	—	1,361,655	—	1,361,655
Federal agency bonds & notes	—	1,154,971	—	1,154,971
Other	—	486,389	—	486,389
Convertible securities	—	13,139	19,549	32,688
Preferred securities	16,788	6,469	—	23,257
Common stocks	—	—	63,307	63,307
Warrants	—	—	8	8
Short-term securities	—	1,802,582	—	1,802,582
Total	$16,788	$27,696,325	$94,386	$27,807,499

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,653	$—	$1,653
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,718)	—	(2,718)
Unrealized depreciation on interest rate swaps	—	(1,786)	—	(1,786)
Total	$—	$(2,851)	$—	$(2,851)

*Forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

The Bond Fund of America	23

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Interest rate swaps — The fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as

24	The Bond Fund of America

collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts and interest rate swaps as of December 31, 2013 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$1,653	Unrealized depreciation on open forward currency contracts	$2,718
Forward currency	Receivables for closed forward currency contracts	83	Payables for closed forward currency contracts	79
Interest rate swaps	Variation margin on interest rate swaps	—	Variation margin on interest rate swaps	1,715
		$1,736		$4,512

	Net realized gain		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$5,175	Net unrealized depreciation on forward currency contracts	$(2,031)
Interest rate swaps	Net realized gain on interest rate swaps	1,547	Net unrealized depreciation on interest rate swaps	(2,350)
		$6,722		$(4,381)

Collateral — The fund has entered into a collateral program due to its use of forward currency contracts and interest rate swaps. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the forward currency contract cannot meet its contractual obligations. For interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract.

Rights of offset — The fund has enforceable master netting agreements with certain counterparties for forward currency contracts, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty are settled net of each party’s payment obligation. For financial reporting purposes, financial assets and financial liabilities that are subject to netting arrangements are not offset in the fund’s statement of assets and liabilities.

The Bond Fund of America	25

The following table presents the fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the fund’s statement of assets and liabilities, as of December 31, 2013 (dollars in thousands):

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
	Bank of America, N.A.	$72	$(72)	$—	$—	$—
	Barclays Bank PLC	319	—	—	—	319
	Citibank	517	(469)	—	—	48
	HSBC Bank	513	—	—	—	513
	JPMorgan Chase	315	(315)	—	—	—
		$1,736	$(856)	$—	$—	$880
Liabilities:
	Bank of America, N.A.	$557	$(72)	$(331)	$—	$154
	Bank of New York Mellon	3	—	—	—	3
	Citibank	469	(469)	—	—	—
	JPMorgan Chase	1,633	(315)	(1,318)	—	—
	UBS AG	135	—	—	—	135
		$2,797	$(856)	$(1,649)	$—	$292

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010, by state tax authorities for tax years before 2009 and by tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2013, the fund reclassified $19,000 from undistributed net investment income to capital paid in on shares of beneficial interest and $61,006,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

26	The Bond Fund of America

As of December 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$14,265
Capital loss carryforward expiring 2017*	(2,232,472)
Post-October capital loss deferral†	(34,263)
Gross unrealized appreciation on investment securities	546,922
Gross unrealized depreciation on investment securities	(398,917)
Net unrealized appreciation on investment securities	148,005
Cost of investment securities	27,659,494

*	Reflects the utilization of capital loss carryforward of $50,377,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†	This deferral is considered incurred in the subsequent year.

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31
Share class	2013	2012
Class A	$499,382	$621,073
Class B	5,259	9,658
Class C	30,981	44,097
Class F-1	28,234	40,349
Class F-2	11,145	10,022
Class 529-A	23,025	26,493
Class 529-B	439	800
Class 529-C	6,374	8,100
Class 529-E	1,141	1,310
Class 529-F-1	1,662	1,853
Class R-1	1,050	1,629
Class R-2	11,420	14,657
Class R-3	17,155	22,069
Class R-4	12,573	17,023
Class R-5	7,761	9,015
Class R-6	23,032	9,482
Total	$680,633	$837,630

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2013, the investment advisory services fee was $58,753,000, which was equivalent to an annualized rate of 0.192% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid

The Bond Fund of America	27

to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the year ended December 31, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$51,348	$33,949	$2,158	Not applicable
Class B	3,388	556	Not applicable	Not applicable
Class C	20,391	3,240	1,023	Not applicable
Class F-1	3,089	1,756	621	Not applicable
Class F-2	Not applicable	483	216	Not applicable
Class 529-A	2,339	1,288	517	$1,012
Class 529-B	305	44	15	30
Class 529-C	4,342	577	219	428
Class 529-E	283	45	28	56
Class 529-F-1	-	84	34	67
Class R-1	673	83	34	Not applicable
Class R-2	5,327	2,553	361	Not applicable
Class R-3	4,216	1,531	428	Not applicable
Class R-4	1,341	558	271	Not applicable
Class R-5	Not applicable	156	149	Not applicable
Class R-6	Not applicable	5	424	Not applicable
Total class-specific expenses	$97,042	$46,908	$6,498	$1,593

28	The Bond Fund of America

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $391,000 in the fund’s statement of operations includes $244,000 in current fees (either paid in cash or deferred) and a net increase of $147,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class A	$2,123,545	167,068	$479,812	37,976	$(6,896,608)	(545,969)	$(4,293,251)	(340,925)
Class B	8,606	674	5,091	403	(182,890)	(14,441)	(169,193)	(13,364)
Class C	201,014	15,797	29,413	2,329	(859,829)	(68,051)	(629,402)	(49,925)
Class F-1	301,246	23,782	27,658	2,188	(766,949)	(60,666)	(438,045)	(34,696)
Class F-2	269,984	21,393	10,145	803	(275,888)	(21,855)	4,241	341
Class 529-A	131,181	10,341	22,886	1,812	(262,387)	(20,815)	(108,320)	(8,662)
Class 529-B	1,521	120	435	34	(16,271)	(1,286)	(14,315)	(1,132)
Class 529-C	59,239	4,669	6,326	501	(135,037)	(10,712)	(69,472)	(5,542)
Class 529-E	7,237	571	1,133	89	(14,979)	(1,189)	(6,609)	(529)
Class 529-F-1	17,884	1,413	1,646	130	(27,235)	(2,158)	(7,705)	(615)
Class R-1	12,250	966	1,042	82	(32,534)	(2,565)	(19,242)	(1,517)
Class R-2	161,855	12,746	11,290	894	(312,518)	(24,686)	(139,373)	(11,046)
Class R-3	201,109	15,844	16,974	1,344	(387,263)	(30,603)	(169,180)	(13,415)
Class R-4	145,027	11,429	12,479	988	(251,028)	(19,820)	(93,522)	(7,403)
Class R-5	90,869	7,173	7,540	597	(171,230)	(13,599)	(72,821)	(5,829)
Class R-6	670,763	52,979	23,027	1,828	(88,355)	(7,014)	605,435	47,793
Total net increase (decrease)	$4,403,330	346,965	$656,897	51,998	$(10,681,001)	(845,429)	$(5,620,774)	(446,466)

Year ended December 31, 2012

Class A	$3,729,354	290,912	$593,959	46,325	$(4,579,516)	(357,570)	$(256,203)	(20,333)
Class B	38,430	2,999	9,314	727	(236,173)	(18,455)	(188,429)	(14,729)
Class C	392,273	30,625	41,699	3,253	(631,582)	(49,349)	(197,610)	(15,471)
Class F-1	406,021	31,737	39,661	3,093	(562,716)	(43,828)	(117,034)	(8,998)
Class F-2	260,938	20,263	8,947	697	(116,773)	(9,106)	153,112	11,854
Class 529-A	227,520	17,770	26,403	2,059	(166,598)	(12,978)	87,325	6,851
Class 529-B	5,707	446	792	61	(22,536)	(1,760)	(16,037)	(1,253)
Class 529-C	104,138	8,136	8,067	630	(94,110)	(7,328)	18,095	1,438
Class 529-E	13,306	1,040	1,305	102	(9,387)	(732)	5,224	410
Class 529-F-1	22,664	1,770	1,845	144	(13,221)	(1,027)	11,288	887
Class R-1	23,307	1,822	1,619	127	(37,715)	(2,939)	(12,789)	(990)
Class R-2	259,787	20,277	14,507	1,132	(297,837)	(23,268)	(23,543)	(1,859)
Class R-3	309,892	24,210	21,892	1,708	(370,227)	(28,898)	(38,443)	(2,980)
Class R-4	237,147	18,520	16,943	1,322	(342,496)	(26,679)	(88,406)	(6,837)
Class R-5	113,342	8,855	8,905	695	(130,124)	(10,173)	(7,877)	(623)
Class R-6	358,279	27,779	9,477	737	(53,719)	(4,184)	314,037	24,332
Total net increase (decrease)	$6,502,105	507,161	$805,335	62,812	$(7,664,730)	(598,274)	$(357,290)	(28,301)

* Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $95,692,492,000 and $100,988,553,000, respectively, during the year ended December 31, 2013.

The Bond Fund of America	29

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
Year ended 12/31/2013	$12.95	$.26	$(.52)	$(.26)	$(.29)	$12.40	(1.99)%	$18,895.61%		2.10%
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.90	24,142.60		2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.51	23,654.60		3.23
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.30	25,627.59		3.61
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	27,349.65		4.74
Class B:
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	257	1.36	1.33
Year ended 12/31/2012	12.55	.21	.43	.64	(.24)	12.95	5.10	441	1.35	1.60
Year ended 12/31/2011	12.19	.31	.38	.69	(.33)	12.55	5.70	612	1.36	2.49
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.50	891	1.35	2.88
Year ended 12/31/2009	10.76	.45	1.03	1.48	(.44)	11.80	14.06	1,212	1.40	4.05
Class C:
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.76)	1,680	1.41	1.29
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.05	2,400	1.39	1.54
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.66	2,520	1.40	2.43
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.45	2,931	1.39	2.81
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.00	3,189	1.44	3.91
Class F-1:
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(2.03)	961.64		2.06
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.88	1,452.61		2.32
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	1,520.63		3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	1,866.62		3.59
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	2,329.65		4.80
Class F-2:
Year ended 12/31/2013	12.95	.29	(.52)	(.23)	(.32)	12.40	(1.75)	467.37		2.36
Year ended 12/31/2012	12.55	.33	.43	.76	(.36)	12.95	6.16	483.35		2.56
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.76	319.36		3.48
Year ended 12/31/2010	11.80	.47	.41	.88	(.49)	12.19	7.55	402.36		3.89
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.19	737.39		4.66
Class 529-A:
Year ended 12/31/2013	12.95	.25	(.52)	(.27)	(.28)	12.40	(2.08)	947.70		2.01
Year ended 12/31/2012	12.55	.29	.43	.72	(.32)	12.95	5.80	1,101.68		2.24
Year ended 12/31/2011	12.19	.39	.38	.77	(.41)	12.55	6.42	981.68		3.13
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.24	898.65		3.53
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.86	758.70		4.67
Class 529-B:
Year ended 12/31/2013	12.95	.15	(.52)	(.37)	(.18)	12.40	(2.84)	23	1.49	1.21
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.96	39	1.48	1.47
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.58	54	1.47	2.36
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.39	73	1.45	2.76
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.94	86	1.50	3.89
Class 529-C:
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.83)	388	1.48	1.24
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.97	477	1.46	1.46
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.59	444	1.46	2.35
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.40	428	1.44	2.74
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	370	1.49	3.87
Class 529-E:
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	52.93		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	61.93		1.99
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.14	54.94		2.87
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.93	49.93		3.24
Year ended 12/31/2009	10.76	.49	1.03	1.52	(.48)	11.80	14.52	40.99		4.38

30	The Bond Fund of America

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class 529-F-1:
Year ended 12/31/2013	$12.95	$.28	$(.52)	$(.24)	$(.31)	$12.40	(1.86)%	$62.48%			2.24%
Year ended 12/31/2012	12.55	.32	.43	.75	(.35)	12.95	6.04	73.46			2.45
Year ended 12/31/2011	12.19	.42	.38	.80	(.44)	12.55	6.65	59.46			3.36
Year ended 12/31/2010	11.80	.46	.41	.87	(.48)	12.19	7.47	54.44			3.74
Year ended 12/31/2009	10.76	.55	1.03	1.58	(.54)	11.80	15.09	44.49			4.84
Class R-1:
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	58	1.37		1.34
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.08	81	1.36		1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.68	91	1.38		2.45
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.47	99	1.38		2.82
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.02	103	1.43		3.96
Class R-2:
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.70)	636	1.35		1.37
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.09	807	1.36		1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.67	806	1.39		2.43
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.44	832	1.39		2.79
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	795	1.49		3.89
Class R-3:
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	748.92			1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	955.92			2.00
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.15	963.94			2.89
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.94	1,053.93			3.26
Year ended 12/31/2009	10.76	.50	1.03	1.53	(.49)	11.80	14.54	1,091.97			4.43
Class R-4:
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	484.60			2.11
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.89	602.60			2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	669.62			3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	768.62			3.57
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.90	788.66			4.75
Class R-5:
Year ended 12/31/2013	12.95	.30	(.52)	(.22)	(.33)	12.40	(1.70)	226.31			2.41
Year ended 12/31/2012	12.55	.34	.43	.77	(.37)	12.95	6.20	311.31			2.63
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.80	310.32			3.51
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.59	370.32			3.88
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.24	451.37			5.20
Class R-6:
Year ended 12/31/2013	12.95	.31	(.52)	(.21)	(.34)	12.40	(1.65)	1,128.26			2.51
Year ended 12/31/2012	12.55	.35	.43	.78	(.38)	12.95	6.26	559.25			2.61
Year ended 12/31/2011	12.19	.44	.38	.82	(.46)	12.55	6.85	237.27			3.55
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.64	280.27			3.90
Period from 5/1/2009 to 12/31/2009[3,4]	10.78	.35	1.01	1.36	(.34)	11.80	12.75	252.31		[5]	4.59	[5]

	Year ended December 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	419%	264%	154%	99%	84%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class R-6 shares were offered beginning May 1, 2009.
[5]	Annualized.

See Notes to Financial Statements

The Bond Fund of America	31

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the summary investment portfolio, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
February 7, 2014

The Bond Fund of America

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 002-50700 and 1933 Act No. 811-02444)

(a)	Articles of Incorporation – Certificate of Trust filed 8/20/09; and Amended and Restated Agreement and Declaration of Trust dated 12/5/12 – previously filed (see (P/E Amendment No. 65 filed 2/27/13)

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 3/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(e)	Underwriting Contracts – Form of Principal Underwriting Agreement dated 3/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Selling Group Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Selling Group Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Selling Group Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Selling Group Agreement effective 5/18/12– previously filed (see (P/E Amendment No. 65 filed 2/27/13); Form of Amendment to the Selling Group Agreement effective 9/14/12– previously filed (see (P/E Amendment No. 65 filed 2/27/13); Form of Bank/Trust Company Selling Group Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/18/12– previously filed (see (P/E Amendment No. 65 filed 2/27/13); Form of Amendment to the Bank/Trust Company Selling Group Agreement effective 9/14/12– previously filed (see (P/E Amendment No. 65 filed 2/27/13); Form of Class F Share Participation Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Class F Share Participation Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Class F Share Participation Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Class F Share Participation Agreement effective 5/18/12– previously filed (see (P/E Amendment No. 65 filed 2/27/13); Form of Bank/Trust Company Participation Agreement for Class F Shares effective 3/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 12/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 2/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11); and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/18/12– previously filed (see (P/E Amendment No. 65 filed 2/27/13)

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 3/21/13

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07)

(h)	Other Material Contracts – Form of Indemnification Agreement - previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Agreement and Plan of Reorganization dated 8/24/09 - previously filed (see P/E Amendment No. 61 filed 2/28/11)Form of Amended and Restated Shareholder Services Agreement dated 1/1/12 – previously filed (see P/E Amendment No. 63 filed 2/29/12); and Form of Amended and Restated Administrative Services Agreement dated 1/1/12 – previously filed (see P/E Amendment No. 63 filed 2/29/12)

(i)	Legal Opinion – Legal Opinion - previously filed (see P/E Amendment No. 61 filed 2/28/11)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k) Omitted Financial Statements - none

(l)	Initial Capital Agreements - previously filed (see P/E Amendment No. 41 filed 2/28/97)

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Classes A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1 and R-1, R-2, R-3 and R-4 dated 3/1/11 - previously filed (see P/E Amendment No. 61 filed 2/28/11)

(n)	Rule 18f-3 – Form of Amended and Restated Multiple Class Plan dated 1/1/12 – previously filed (see P/E Amendment No. 63 filed 2/29/12)

(o) Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated December 2013; and Code of Ethics for Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global High-Income Opportunities Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund; American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
IRV	Laurie M. Allen	Director and Senior Vice President	None
LAO	Dianne L. Anderson	Vice President	None
LAO	William C. Anderson	Director, Senior Vice President and Director of Investment Services	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	T. Patrick Bardsley	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brad A. Barrett	Director	None
IRV	Carl R. Bauer	Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None

LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director and Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
SNO	Susan H. Campbell	Vice President	None
LAO	James D. Carter	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Individual Investor Business	None
LAO	Craig L. Castner	Regional Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Senior Vice President	None

LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, Chairman, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	Charles H. Cote	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Katherine Randall Danella	Assistant Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Shane L. Davis	Regional Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
LAO	Bryan K. Dunham	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None

LAO	Damian Eckstein	Regional Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	John R. Fodor	Director and Executive Vice President	None
SFO	Cheryl E. Frank	Director	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Assistant Vice President	None
LAO	Brian K. Geiger	Regional Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	Robert E. Greeley, Jr.	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
IRV	Steven Guida	Director and Senior Vice President	None
LAO	Susan L. Hallock Smith	Vice President	None
IND	Thomas P. Halloran	Regional Vice President	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Derek S. Hansen	Vice President	None

LAO	John R. Harley	Senior Vice President	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Vice President	None
LAO	Heidi Horwitz-Marcus	Director and Senior Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	David K. Hummelberg	Director and Senior Vice President, Treasurer and Controller	None
LAO	Jeffrey K. Hunkins	Regional Vice President	None
LAO	Marc Ialeggio	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Linda Johnson	Vice President	None
LAO	Brendan M. Jonland	Regional Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Christopher W. Kilroy	Senior Vice President	None
LAO	Mark Kistler	Vice President	None

NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Director and Senior Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Mark A. Marinella	Senior Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William C. Miller, Jr.	Senior Vice President	None

LAO	William T. Mills	Vice President	None
LAO	Sean C. Minor	Regional Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Linda M. Molnar	Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	Jack Nitowitz	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and Executive Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Regional Vice President	None
LAO	Rodney Dean Parker II	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Joseph M. Piccolo	Regional Vice President	None
LAO	Keith A. Piken	Vice President	None

LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None
LAO	Steven J. Quagrello	Vice President	None
LAO	Mike Quinn	Senior Vice President	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Senior Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Romolo D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Regional Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	David L. Schroeder	Vice President	None
LAO	James J. Sewell III	Senior Vice President	None

LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO	Matthew Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
NYO	Andrew B. Suzman	Director	None
LAO	Libby J. Syth	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	Gary J. Thoma	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None

LAO	David E. Unanue	Senior Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Adam B. Whitehead	Regional Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Steven Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 Meridian Street, Carmel, Indiana 46032; 14636 North Scottsdale Road, Scottsdale, Arizona 85254; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 26th day of February, 2014.

THE BOND FUND OF AMERICA

By: /s/ John H. Smet

(John H. Smet, President/PEO)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 26, 2014, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ John H. Smet	President/PEO
(John H. Smet)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen	Treasurer
(Brian C. Janssen)

(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	R. Clark Hooper*	Chairman of the Board (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Frank M. Sanchez*	Trustee
	/s/ John H. Smet	President/PEO and Trustee
(John H. Smet)
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee
*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/Timothy W. McHale

(Timothy W. McHale, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	American Funds Tax-Exempt Series I (File No. 033-05270, File No. 811-04653)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA, this 20th day of July, 2013.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member